UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21587

Old Mutual Advisor Funds

(Exact name of registrant as specified in charter)

________

4643 South Ulster Street, Suite 600

Denver, CO 80237

(Address of principal executive offices)

Julian F. Sluyters

4643 South Ulster Street, Suite 600, Denver, CO 80237

(Name and address of agent for service)

Copies to:

Jay G. Baris, Esq.	Andra C. Ozols, Esq.
Kramer Levin Naftalis & Frankel LLP	Old Mutual Capital, Inc.
1177 Avenue of the Americas	4643 South Ulster Street, Suite 600
New York, New York 10036	Denver, CO 80237
(212) 715-9100	(720) 200-7725

Registrant’s telephone number, including area code: 1-888-772-2888

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Item 1.	Reports to Stockholders.

OLD MUTUAL ADVISOR FUNDS

Old Mutual VA Asset Allocation Conservative Portfolio

Old Mutual VA Asset Allocation Balanced Portfolio

Old Mutual VA Asset Allocation Moderate Growth Portfolio

SEMI-ANNUAL REPORT / JUNE 30, 2007

TABLE OF CONTENTS

JUNE 30, 2007

Page(s)
Portfolio Summary and Schedules of Investments
Old Mutual VA Asset Allocation Conservative Portfolio	1
Old Mutual VA Asset Allocation Balanced Portfolio	12
Old Mutual VA Asset Allocation Moderate Growth Portfolio	27
Statements of Assets & Liabilities	42
Statements of Operations	43
Statements of Changes in Net Assets	44
Financial Highlights	45
Notes to Financial Statements	46
Proxy Voting and Portfolio Holdings	58
Fund Expense Example	59

Portfolio Summary

Old Mutual VA Asset Allocation Conservative Portfolio

June 30, 2007 (Unaudited)

Top Ten Holdings as of June 30, 2007*

U.S. Treasury Note
4.875%, 07/31/11	11.2%
Federal National Mortgage Association
5.500%, 01/01/37	9.5%
Deutschland Republic (EUR)
4.500%, 01/04/13	8.3%
U.S. Treasury Note
4.625%, 11/15/09	4.8%
Federal National Mortgage Association
5.000%, 05/01/37	4.8%
Federal National Mortgage Association
6.000%, 01/01/37	4.6%
U.S. Treasury Note
4.750%, 05/31/12	2.6%
U.S. Treasury Note
4.875%, 08/15/09	2.5%
U.S. Treasury Note
4.500%, 05/15/17	2.3%
U.S. Treasury Note
4.625%, 02/15/17	2.1%
As a % of Total Portfolio Investments	52.7%

*Excludes short-term money market fund.

1.

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

June 30, 2007 (Unaudited)

Description	Shares	Value
Common Stock — 26.1%
Aerospace/Defense — 0.7%
Boeing	164	$15,770
General Dynamics	120	9,387
Rockwell Collins	150	10,596

Total Aerospace/Defense		35,753

Aerospace/Defense-Equipment — 0.2%
Alliant Techsystems*	100	9,915
DRS Technologies	8	458
Goodrich	10	596

Total Aerospace/Defense-Equipment		10,969

Agricultural Chemicals — 0.4%
Agrium	150	6,562
Monsanto	200	13,508

Total Agricultural Chemicals		20,070

Agricultural Operations — 0.0%
Archer-Daniels-Midland	52	1,721

Total Agricultural Operations		1,721

Airlines — 0.1%
AMR*	150	3,952
Delta Airlines*	20	394
UAL*	20	812
US Airways Group*	10	303

Total Airlines		5,461

Applications Software — 0.2%
Citrix Systems*	20	673
Intuit*	20	602
Microsoft	280	8,251
Red Hat*	60	1,337

Total Applications Software		10,863

Auto-Cars/Light Trucks — 0.1%
Ford Motor*	357	3,363
General Motors	59	2,230

Total Auto-Cars/Light Trucks		5,593

Beverages-Non-Alcoholic — 0.1%
Coca-Cola	60	3,139

Total Beverages-Non-Alcoholic		3,139

Brewery — 0.2%
Molson Coors Brewing, Cl B	100	9,246

Total Brewery		9,246

Broadcast Services/Programming — 0.0%
Clear Channel Communications	2	76

Total Broadcast Services/Programming		76

Building Products-Cement/Aggregate — 0.1%
Martin Marietta Materials	20	3,240

Total Building Products-Cement/Aggregate		3,240

Description	Shares	Value
Building Products-Light Fixtures — 0.1%
Genlyte Group*	50	$3,927

Total Building Products-Light Fixtures		3,927

Building-Heavy Construction — 0.0%
Washington Group International*	10	800

Total Building-Heavy Construction		800

Building-Residential/Commercial — 0.0%
DR Horton	35	698
Lennar, Cl A	20	731

Total Building-Residential/Commercial		1,429

Cable TV — 0.2%
Comcast, Cl A*	130	3,635
Directv Group*	183	4,229

Total Cable TV		7,864

Casino Hotels — 0.2%
MGM Mirage*	110	9,073

Total Casino Hotels		9,073

Casino Services — 0.2%
International Game Technology	235	9,329

Total Casino Services		9,329

Cellular Telecommunications — 0.6%
Alltel	1	68
MetroPCS Communications*	175	5,782
NII Holdings*	300	24,222

Total Cellular Telecommunications		30,072

Chemicals-Diversified — 0.1%
E.I. du Pont de Nemours	107	5,440
Lyondell Chemical	20	742

Total Chemicals-Diversified		6,182

Chemicals-Specialty — 0.1%
Hercules*	65	1,277
Lubrizol	100	6,455

Total Chemicals-Specialty		7,732

Coal — 0.1%
Arch Coal	10	348
Consol Energy	100	4,611
Peabody Energy	45	2,177

Total Coal		7,136

Commercial Banks-Southern US — 0.1%
Colonial BancGroup	300	7,491

Total Commercial Banks-Southern US		7,491

Commercial Services — 0.0%
Alliance Data Systems*	10	773
ChoicePoint*	20	849

Total Commercial Services		1,622

2	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

June 30, 2007 (Unaudited)

Description	Shares	Value
Computer Services — 0.1%
Cognizant Technology Solutions, Cl A*	30	$2,253
Electronic Data Systems	20	554

Total Computer Services		2,807

Computers — 0.9%
Apple*	170	20,747
Dell*	50	1,427
Hewlett-Packard	306	13,654
International Business Machines	57	5,999
Research In Motion*	10	2,000
Sun Microsystems*	60	316

Total Computers		44,143

Computers-Integrated Systems — 0.1%
Brocade Communications Systems*	385	3,011

Total Computers-Integrated Systems		3,011

Computers-Memory Devices — 0.2%
EMC*	150	2,715
Network Appliance*	225	6,570

Total Computers-Memory Devices		9,285

Consumer Products-Miscellaneous — 0.0%
Kimberly-Clark	9	602

Total Consumer Products-Miscellaneous		602

Containers-Metal/Glass — 0.2%
Owens-Illinois*	250	8,750

Total Containers-Metal/Glass		8,750

Containers-Paper/Plastic — 0.1%
Sealed Air	200	6,204

Total Containers-Paper/Plastic		6,204

Cruise Lines — 0.1%
Carnival	77	3,755

Total Cruise Lines		3,755

Data Processing/Management — 0.0%
Automatic Data Processing	50	2,424
First Data	3	98

Total Data Processing/Management		2,522

Dental Supplies & Equipment — 0.0%
Patterson*	10	373

Total Dental Supplies & Equipment		373

Diagnostic Equipment — 0.0%
Gen-Probe*	25	1,511

Total Diagnostic Equipment		1,511

Disposable Medical Products — 0.0%
C.R. Bard	25	2,066

Total Disposable Medical Products		2,066

Description	Shares	Value
Distribution/Wholesale — 0.0%
Fastenal	30	$1,256

Total Distribution/Wholesale		1,256

Diversified Manufacturing Operations — 0.6%
3M	62	5,381
Dover	80	4,092
General Electric	240	9,187
Honeywell International	69	3,883
Illinois Tool Works	84	4,552
Tyco International*	154	5,204

Total Diversified Manufacturing Operations		32,299

E-Commerce/Services — 0.0%
Expedia*	21	615

Total E-Commerce/Services		615

Electric Products-Miscellaneous — 0.1%
Emerson Electric	57	2,668

Total Electric Products-Miscellaneous		2,668

Electric-Integrated — 0.8%
Alliant Energy	150	5,827
Centerpoint Energy	450	7,830
Dominion Resources	35	3,021
DTE Energy	150	7,233
Duke Energy	119	2,178
Edison International	43	2,413
Entergy	46	4,938
PPL	200	9,358
TXU	2	135

Total Electric-Integrated		42,933

Electronic Components-Miscellaneous — 0.0%
Flextronics International*	30	324

Total Electronic Components-Miscellaneous		324

Electronic Components-Semiconductors — 0.6%
Broadcom, Cl A*	20	585
DSP Group*	40	819
Intel	5	119
International Rectifier*	10	372
Intersil, Cl A	45	1,416
MEMC Electronic Materials*	100	6,112
Microchip Technology	40	1,481
Micron Technology*	20	251
NVIDIA*	375	15,491
PMC-Sierra*	20	155
QLogic*	150	2,497
Semtech*	20	347
SiRF Technology Holdings*	20	415
Texas Instruments	18	677
Xilinx	60	1,606

Total Electronic Components-Semiconductors		32,343

Electronic Forms — 0.2%
Adobe Systems*	235	9,435

Total Electronic Forms		9,435

3	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

June 30, 2007 (Unaudited)

Description	Shares	Value
Electronic Measuring Instruments — 0.1%
Agilent Technologies*	200	$7,688

Total Electronic Measuring Instruments		7,688

Electronic Parts Distribution — 0.1%
Arrow Electronics*	100	3,843

Total Electronic Parts Distribution		3,843

Electronics-Military — 0.0%
L-3 Communications Holdings	19	1,850

Total Electronics-Military		1,850

Energy-Alternate Sources — 0.1%
Covanta Holding*	200	4,930

Total Energy-Alternate Sources		4,930

Engineering/R&D Services — 0.2%
Fluor	35	3,898
McDermott International*	95	7,896

Total Engineering/R&D Services		11,794

Enterprise Software/Services — 0.4%
BMC Software*	200	6,060
Lawson Software*	50	494
Oracle*	405	7,983
Sybase*	300	7,167

Total Enterprise Software/Services		21,704

Entertainment Software — 0.1%
Activision*	170	3,174
Electronic Arts*	20	946

Total Entertainment Software		4,120

Fiduciary Banks — 0.2%
Bank of New York*	135	5,594
Mellon Financial	1	44
Northern Trust	100	6,424

Total Fiduciary Banks		12,062

Filtration/Separation Products — 0.1%
Pall	150	6,898

Total Filtration/Separation Products		6,898

Finance-Consumer Loans — 0.1%
SLM	80	4,606

Total Finance-Consumer Loans		4,606

Finance-Credit Card — 0.0%
American Express	21	1,285

Total Finance-Credit Card		1,285

Finance-Investment Banker/Broker — 0.5%
Bear Stearns	11	1,540
Citigroup	87	4,462
Greenhill	10	687
JPMorgan Chase	155	7,510
Lazard, Cl A	195	8,781
Lehman Brothers Holdings	39	2,906
Description	Shares	Value
Finance-Investment Banker/Broker - continued
Morgan Stanley	10	$839
optionsXpress Holdings	30	770

Total Finance-Investment Banker/Broker		27,495

Finance-Mortgage Loan/Banker — 0.1%
Fannie Mae	2	131
Freddie Mac	67	4,067

Total Finance-Mortgage Loan/Banker		4,198

Finance-Other Services — 0.1%
Asset Acceptance Capital	40	708
Nasdaq Stock Market*	80	2,377

Total Finance-Other Services		3,085

Financial Guarantee Insurance — 0.1%
AMBAC Financial Group	25	2,180
MGIC Investment	35	1,990

Total Financial Guarantee Insurance		4,170

Food-Dairy Products — 0.1%
Dean Foods	150	4,781

Total Food-Dairy Products		4,781

Food-Meat Products — 0.1%
Tyson Foods, Cl A	170	3,917

Total Food-Meat Products		3,917

Food-Miscellaneous/Diversified — 0.2%
Kraft Foods, Cl A	55	1,939
Sara Lee	450	7,830

Total Food-Miscellaneous/Diversified		9,769

Food-Wholesale/Distribution — 0.0%
United Natural Foods*	30	797

Total Food-Wholesale/Distribution		797

Gas-Distribution — 0.0%
WGL Holdings	10	326

Total Gas-Distribution		326

Golf — 0.0%
Callaway Golf	20	356

Total Golf		356

Hazardous Waste Disposal — 0.1%
Stericycle*	70	3,112

Total Hazardous Waste Disposal		3,112

Health Care Cost Containment — 0.1%
McKesson	78	4,652

Total Health Care Cost Containment		4,652

Hospital Beds/Equipment — 0.1%
Kinetic Concepts*	100	5,197

Total Hospital Beds/Equipment		5,197

4	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

June 30, 2007 (Unaudited)

Description	Shares	Value
Hotels & Motels — 0.1%
Intercontinental Hotels ‘ Group ADR	8	$199
Marriott International, Cl A	55	2,378
Wyndham Worldwide*	20	725

Total Hotels & Motels		3,302

Human Resources — 0.3%
Hewitt Associates, Cl A*	320	10,240
Manpower	50	4,612
Monster Worldwide*	55	2,260

Total Human Resources		17,112

Independent Power Producer — 0.0%
Reliant Energy*	10	270

Total Independent Power Producer		270

Industrial Automation/Robot — 0.0%
Cognex	20	450

Total Industrial Automation/Robot		450

Industrial Gases — 0.3%
Praxair	205	14,758

Total Industrial Gases		14,758

Instruments-Scientific — 0.2%
PerkinElmer	300	7,818

Total Instruments-Scientific		7,818

Insurance Brokers — 0.1%
Marsh & McLennan	100	3,088

Total Insurance Brokers		3,088

Internet Infrastructure Software — 0.1%
Akamai Technologies*	30	1,459
F5 Networks*	25	2,015

Total Internet Infrastructure Software		3,474

Internet Security — 0.1%
Checkfree*	20	804
Symantec*	130	2,626

Total Internet Security		3,430

Investment Management/Advisory Services — 0.2%
Franklin Resources	45	5,961
Legg Mason	30	2,952

Total Investment Management/Advisory Services		8,913

Life/Health Insurance — 0.2%
Cigna	150	7,833

Total Life/Health Insurance		7,833

Linen Supply & Related Items — 0.0%
Cintas	10	394

Total Linen Supply & Related Items		394

Description	Shares	Value
Machine Tools & Related Products — 0.2%
Kennametal	100	$8,203

Total Machine Tools & Related Products		8,203

Machinery-Construction & Mining — 0.3%
Caterpillar	120	9,396
Terex*	50	4,065

Total Machinery-Construction & Mining		13,461

Machinery-General Industry — 0.1%
Manitowoc	40	3,215
Wabtec	80	2,923

Total Machinery-General Industry		6,138

Machinery-Print Trade — 0.0%
Zebra Technologies, Cl A*	10	387

Total Machinery-Print Trade		387

Medical Information Systems — 0.2%
Cerner*	160	8,875
IMS Health	20	643

Total Medical Information Systems		9,518

Medical Instruments — 0.2%
Medtronic	210	10,890
St. Jude Medical*	10	415

Total Medical Instruments		11,305

Medical Labs & Testing Services — 0.2%
Covance*	20	1,371
Laboratory Corp of America Holdings*	100	7,826

Total Medical Labs & Testing Services		9,197

Medical Products — 0.2%
Baxter International	68	3,831
Henry Schein*	75	4,007

Total Medical Products		7,838

Medical-Biomedical/Genetic — 0.3%
Celgene*	55	3,153
Genzyme*	170	10,948
Invitrogen*	10	738
PDL BioPharma*	70	1,631

Total Medical-Biomedical/Genetic		16,470

Medical-Drugs — 0.9%
Angiotech Pharmaceuticals*	80	569
Bristol-Myers Squibb	131	4,134
Cephalon*	95	7,637
Pfizer	628	16,058
Schering-Plough	450	13,698
Wyeth	110	6,308

Total Medical-Drugs		48,404

Medical-HMO — 0.2%
Humana*	8	487
UnitedHealth Group	63	3,222

5	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

June 30, 2007 (Unaudited)

Description	Shares	Value
Medical-HMO - continued
WellPoint*	66	$5,269

Total Medical-HMO		8,978

Medical-Hospitals — 0.1%
Universal Health Services, Cl B	100	6,150

Total Medical-Hospitals		6,150

Medical-Outpatient/Home Medical — 0.0%
Lincare Holdings*	20	797

Total Medical-Outpatient/Home Medical		797

Medical-Wholesale Drug Distributors — 0.2%
AmerisourceBergen	150	7,420
Cardinal Health	70	4,945

Total Medical-Wholesale Drug Distributors		12,365

Metal Processors & Fabricators — 0.3%
Commercial Metals	200	6,754
Haynes International*	10	844
Precision Castparts	35	4,248
Sterlite Industries India ADR*	260	3,814

Total Metal Processors & Fabricators		15,660

Metal-Aluminum — 0.0%
Alcoa	30	1,216

Total Metal-Aluminum		1,216

Motion Pictures & Services — 0.0%
Macrovision*	20	601

Total Motion Pictures & Services		601

Multi-Line Insurance — 0.6%
ACE	3	187
Allstate	63	3,875
American International Group	60	4,202
Cincinnati Financial	150	6,510
Hartford Financial Services Group	31	3,054
Loews	62	3,161
MetLife	69	4,449
XL Capital, Cl A	79	6,659

Total Multi-Line Insurance		32,097

Networking Products — 0.2%
Cisco Systems*	375	10,444

Total Networking Products		10,444

Non-Ferrous Metals — 0.2%
Cameco	190	9,640
USEC*	10	220

Total Non-Ferrous Metals		9,860

Non-Hazardous Waste Disposal — 0.2%
Allied Waste Industries*	540	7,268
Description	Shares	Value
Non-Hazardous Waste Disposal - continued
Waste Management	50	$1,953

Total Non-Hazardous Waste Disposal		9,221

Office Automation & Equipment — 0.0%
Pitney Bowes	20	936

Total Office Automation & Equipment		936

Office Supplies & Forms — 0.1%
Avery Dennison	100	6,648

Total Office Supplies & Forms		6,648

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling	20	2,031
Patterson-UTI Energy	80	2,097
Pride International*	20	749
Rowan	10	410

Total Oil & Gas Drilling		5,287

Oil Companies-Exploration & Production — 0.6%
Denbury Resources*	40	1,500
EnCana	60	3,687
Mariner Energy*	10	242
Murphy Oil	15	892
Newfield Exploration*	100	4,555
Occidental Petroleum	94	5,441
Southwestern Energy*	280	12,460
Ultra Petroleum*	35	1,933

Total Oil Companies-Exploration & Production		30,710

Oil Companies-Integrated — 0.5%
BP ADR	21	1,515
Chevron	19	1,601
ConocoPhillips	70	5,495
Exxon Mobil	82	6,878
Hess	100	5,896
Marathon Oil	72	4,317

Total Oil Companies-Integrated		25,702

Oil Field Machinery & Equipment — 0.1%
Grant Prideco*	45	2,422
National Oilwell Varco*	40	4,170

Total Oil Field Machinery & Equipment		6,592

Oil Refining & Marketing — 0.1%
Tesoro*	100	5,715
Valero Energy	2	148

Total Oil Refining & Marketing		5,863

Oil-Field Services — 0.4%
Hanover Compressor*	30	715
Helix Energy Solutions*	160	6,386
Schlumberger	155	13,166

Total Oil-Field Services		20,267

Paper & Related Products — 0.1%
Abitibi-Consolidated*	250	735
Domtar*	400	4,464
MeadWestvaco	20	707

6	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

June 30, 2007 (Unaudited)

Description	Shares	Value
Paper & Related Products - continued
Smurfit-Stone Container*	30	$399

Total Paper & Related Products		6,305

Pharmacy Services — 0.1%
Medco Health Solutions*	40	3,120
Omnicare	20	721

Total Pharmacy Services		3,841

Physical Practice Management — 0.1%
Pediatrix Medical Group*	100	5,515

Total Physical Practice Management		5,515

Pipelines — 0.2%
El Paso	246	4,239
Questar	100	5,285
Spectra Energy	90	2,336

Total Pipelines		11,860

Platinum — 0.0%
Stillwater Mining*	30	330

Total Platinum		330

Printing-Commercial — 0.1%
RR Donnelley & Sons	166	7,223

Total Printing-Commercial		7,223

Property/Casualty Insurance — 0.4%
Arch Capital Group*	100	7,254
Safeco	100	6,226
Travelers	51	2,728
WR Berkley	200	6,508

Total Property/Casualty Insurance		22,716

Publishing-Books — 0.0%
Scholastic*	10	359

Total Publishing-Books		359

Publishing-Newspapers — 0.0%
Gannett	31	1,703

Total Publishing-Newspapers		1,703

Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Cl A*	165	6,022

Total Real Estate Management/Services		6,022

Reinsurance — 0.4%
Allied World Assurance Holdings	10	513
Aspen Insurance Holdings	30	842
Axis Capital Holdings	10	407
Berkshire Hathaway, Cl B*	1	3,605
Everest Re Group	7	760
Montpelier Re Holdings	50	927
PartnerRe	100	7,750
RenaissanceRe Holdings	100	6,199

Total Reinsurance		21,003

Description	Shares	Value
REITs-Diversified — 0.1%
Plum Creek Timber	150	$6,249

Total REITs-Diversified		6,249

REITs-Hotels — 0.0%
Host Hotels & Resorts	10	231

Total REITs-Hotels		231

REITs-Office Property — 0.1%
Boston Properties	50	5,107

Total REITs-Office Property		5,107

Rental Auto/Equipment — 0.0%
Avis Budget Group*	10	284
RSC Holdings*	40	800

Total Rental Auto/Equipment		1,084

Retail-Apparel/Shoe — 0.4%
Abercrombie & Fitch, Cl A	100	7,298
Aeropostale*	85	3,543
Men's Wearhouse	150	7,660

Total Retail-Apparel/Shoe		18,501

Retail-Building Products — 0.2%
Home Depot	35	1,377
Lowe's	235	7,212

Total Retail-Building Products		8,589

Retail-Computer Equipment — 0.1%
GameStop, Cl A*	120	4,692

Total Retail-Computer Equipment		4,692

Retail-Drug Store — 0.4%
CVS Caremark	363	13,231
Rite Aid*	1,000	6,380
Walgreen	70	3,048

Total Retail-Drug Store		22,659

Retail-Major Department Store — 0.1%
JC Penney	95	6,876

Total Retail-Major Department Store		6,876

Retail-Office Supplies — 0.0%
Office Depot*	78	2,363

Total Retail-Office Supplies		2,363

Retail-Pet Food & Supplies — 0.1%
PetSmart	85	2,758

Total Retail-Pet Food & Supplies		2,758

Retail-Regional Department Store — 0.1%
Dillard's, Cl A	150	5,390

Total Retail-Regional Department Store		5,390

Retail-Restaurants — 0.1%
Cheesecake Factory*	20	490
Panera Bread, Cl A*	30	1,382

7	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

June 30, 2007 (Unaudited)

Description	Shares	Value
Retail-Restaurants - continued
Starbucks*	215	$5,642

Total Retail-Restaurants		7,514

Retail-Sporting Goods — 0.0%
Dick's Sporting Goods*	30	1,745

Total Retail-Sporting Goods		1,745

Retirement/Aged Care — 0.0%
Sunrise Senior Living	10	400

Total Retirement/Aged Care		400

S&L/Thrifts-Western US — 0.2%
Washington Federal	350	8,509
Washington Mutual	33	1,407

Total S&L/Thrifts-Western US		9,916

Schools — 0.1%
ITT Educational Services*	25	2,935

Total Schools		2,935

Semiconductor Components-Integrated Circuits — 0.2%
Cypress Semiconductor*	10	233
Maxim Integrated Products	300	10,023

Total Semiconductor Components-Integrated Circuits		10,256

Steel-Producers — 0.1%
Nucor	50	2,933

Total Steel-Producers		2,933

Steel-Specialty — 0.3%
Allegheny Technologies	132	13,844

Total Steel-Specialty		13,844

Super-Regional Banks-US — 0.3%
Bank of America	98	4,791
Capital One Financial	98	7,687
Wells Fargo	87	3,060

Total Super-Regional Banks-US		15,538

Telecommunications Equipment — 0.0%
Plantronics	10	262

Total Telecommunications Equipment		262

Telecommunications Services — 0.3%
Amdocs*	185	7,367
Embarq	100	6,337
Time Warner Telecom, Cl A*	130	2,613

Total Telecommunications Services		16,317

Telephone-Integrated — 0.3%
AT&T	228	9,462
Level 3 Communications*	110	643
Verizon Communications	134	5,517

Total Telephone-Integrated		15,622

Description	Shares	Value
Textile-Home Furnishings — 0.1%
Mohawk Industries*	50	$5,040

Total Textile-Home Furnishings		5,040

Therapeutics — 0.3%
Gilead Sciences*	300	11,631
Medicines*	50	881
Warner Chilcott, Cl A*	30	543

Total Therapeutics		13,055

Tobacco — 0.3%
Altria Group	102	7,154
Imperial Tobacco Group ADR	64	5,903
UST	53	2,847

Total Tobacco		15,904

Tools-Hand Held — 0.1%
Stanley Works	62	3,763

Total Tools-Hand Held		3,763

Transport-Equipment & Leasing — 0.0%
GATX	10	493

Total Transport-Equipment & Leasing		493

Transport-Marine — 0.1%
Overseas Shipholding Group	50	4,070

Total Transport-Marine		4,070

Transport-Rail — 0.3%
Burlington Northern Santa Fe	38	3,235
Canadian Pacific Railway	100	6,882
CSX	150	6,762

Total Transport-Rail		16,879

Transport-Services — 0.1%
FedEx	7	777
UTi Worldwide	75	2,009

Total Transport-Services		2,786

Veterinary Diagnostics — 0.0%
VCA Antech*	40	1,508

Total Veterinary Diagnostics		1,508

Vitamins & Nutrition Products — 0.1%
Herbalife	65	2,577

Total Vitamins & Nutrition Products		2,577

Web Hosting/Design — 0.0%
Equinix*	25	2,287

Total Web Hosting/Design		2,287

Web Portals/ISP — 0.3%
Google, Cl A*	28	14,655

Total Web Portals/ISP		14,655

Wireless Equipment — 0.6%
American Tower, Cl A*	430	18,060
Nokia ADR	110	3,092

8	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

June 30, 2007 (Unaudited)

Description	Shares	Value
Wireless Equipment - continued
Qualcomm	175	$7,593

Total Wireless Equipment		28,745

Total Common Stock (Cost $1,242,208)		1,349,902

Foreign Common Stock — 7.6%
Australia — 0.7%
BHP Billiton	572	17,090
Caltex Australia	51	1,021
Leighton Holdings	426	14,847

Total Australia		32,958

Austria — 0.2%
Voestalpine	127	10,674

Total Austria		10,674

Canada — 0.3%
Manulife Financial	200	7,481
Methanex	400	9,929

Total Canada		17,410

Denmark — 0.2%
Danske Bank	200	8,179

Total Denmark		8,179

France — 0.5%
BNP Paribas	118	14,015
Camaieu*	34	12,825
Societe Generale	5	926

Total France		27,766

Germany — 0.9%
Allianz SE	65	15,243
Deutsche Bank	92	13,389
Salzgitter	39	7,547
Siemens	80	11,511

Total Germany		47,690

Hong Kong — 0.0%
Regal Hotels International Holdings	4,000	338

Total Hong Kong		338

Italy — 0.3%
Fiat	483	14,345

Total Italy		14,345

Japan — 1.8%
Alpine Electronics	300	4,601
Central Japan Railway	1	10,550
Daiichikosho	800	8,688
Hudson Soft*	400	4,787
Kobayashi Pharmaceutical	100	3,335
Nippon Mining Holdings	1,000	9,566
Nippon Steel	1,000	7,034
NTT Data	2	9,489
Pacific Management	3	5,538
Description	Shares/Face Amount	Value
Japan - continued
Sony	200	$10,266
Sumitomo Pipe & Tube	1,000	7,678
Toyota Motor	200	12,613

Total Japan		94,145

Netherlands — 0.4%
Royal Dutch Shell, Cl A	501	20,388

Total Netherlands		20,388

New Zealand — 0.2%
Air New Zealand	4,450	9,043

Total New Zealand		9,043

Spain — 0.5%
Banco Bilbao Vizcaya Argentaria	512	12,519
Banco Santander Central Hispano	729	13,399

Total Spain		25,918

Sweden — 0.4%
Skandinaviska Enskilda Banken, Cl A	300	9,661
Volvo, Cl B	602	11,972

Total Sweden		21,633

Switzerland — 0.2%
Credit Suisse Group	129	9,158

Total Switzerland		9,158

United Kingdom — 1.0%
AstraZeneca	231	12,378
BT Group	1,979	13,170
CSR*	73	1,143
Reckitt Benckiser	225	12,317
Royal Bank of Scotland Group	1,056	13,361

Total United Kingdom		52,369

Total Foreign Common Stock (Cost $370,636)		392,014

U.S. Treasury Obligations — 26.4%
U.S. Treasury Bonds 4.500%, 02/15/36	$55,000	49,801
U.S. Treasury Notes 4.875%, 08/15/09	130,000	129,909
4.875%, 07/31/11	580,000	579,185
4.750%, 05/31/12	135,000	133,945
4.625%, 11/15/09	250,000	248,476
4.625%, 02/15/17	110,000	106,528
4.500%, 05/15/17	125,000	119,844

Total U.S. Treasury Obligations (Cost $1,383,433)		1,367,688

9	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

June 30, 2007 (Unaudited)

Description	Face Amount	Value
U.S. Government Agency Obligations — 18.8%
Federal National Mortgage Association 6.000%, 01/01/37	$240,796	$238,354
5.500%, 01/01/37	505,764	488,041
5.000%, 05/01/37	262,799	246,240

Total U.S. Government Agency Obligations (Cost $998,163)		972,635

Foreign Bond — 8.2%
Deutschland Republic (EUR) 4.500%, 01/04/2013	315,500	425,778

Total Foreign Bond (Cost $421,474)		425,778

Corporate Bonds — 6.5%
Advanta Capital Trust, Ser B 8.990%, 12/17/2026	$11,000	10,890
Ahern Rentals 9.250%, 08/15/2013	8,000	8,100
Aramark 144A (A) 8.856%, 02/01/2015	7,000	7,105
Belden CDT 144A 7.000%, 03/15/2017	7,000	6,895
Cascades 7.250%, 02/15/2013	15,000	14,587
Coleman Cable 144A 9.875%, 10/01/2012	11,000	11,495
Deluxe, Ser B 3.500%, 10/01/2007	15,000	14,850
Denbury Resources 7.500%, 04/01/2013	11,000	11,000
Echostar DBS 6.625%, 10/01/2014	15,000	14,325
Ford Motor Credit 7.375%, 10/28/2009	15,000	14,890
General Motors Acceptance 7.000%, 02/01/2012	15,000	14,711
Gregg Appliances 9.000%, 02/01/2013	7,000	7,455
Hilton Hotels 7.500%, 12/15/2017	13,000	13,016
Kansas City Southern 9.500%, 10/01/2008	7,000	7,245
Landry's Restaurants, Ser B 7.500%, 12/15/2014	12,000	11,640
Mastec 144A 7.625%, 02/01/2017	7,000	7,018
Neenah Paper 7.375%, 11/15/2014	12,000	11,880
Neff 144A 10.000%, 06/01/2015	7,000	6,983
Norampac 6.750%, 06/01/2013	15,000	14,306
PepsiCo 5.150%, 05/15/2012	5,000	4,939

Description	Face Amount	Value
Corporate Bonds - continued
Qwest 8.875%, 03/15/2012	$15,000	$16,162
R.H. Donelley, Ser A-3 8.875%, 01/15/2016	8,000	8,320
Residential Capital 144A (A) 7.187%, 04/17/2009	11,000	10,951
Rogers Communications 8.000%, 12/15/2012	15,000	15,961
Saint Acquisition 144A (A) 13.107%, 05/15/2015	5,000	4,713
Stater Brothers Holdings, 144A 7.750%, 04/15/2015	11,000	11,027
Tesoro 144A 6.500%, 06/01/2017	11,000	10,752
True Temper Sports 8.375%, 09/15/2011	10,000	8,750
TuranAlem Finance 144A 8.250%, 01/22/2037	6,000	5,775
Uno Restaurant 144A 10.000%, 02/15/2011	3,000	2,610
Valassis Communications 144A 8.250%, 03/01/2015	11,000	10,725
Weatherford International 144A 5.950%, 06/15/2012	5,000	5,042
Xerox Capital Trust I 8.000%, 02/01/2027	11,000	11,293

Total Corporate Bonds (Cost $340,482)		335,411

MONEY MARKET FUND — 6.0%
Evergreen Select Money Market Fund, Institutional Class 5.210% (B)	313,043	313,043

Total Money Market Fund (Cost $313,043)		313,043

Total Investments — 99.6% (Cost $5,069,439)		5,156,471

Other Assets and Liabilities, Net — 0.4%		19,869

Net Assets — 100.0%		$5,176,340

* Non-income producing security.
(A) — Variable rate security — the rate reported represents the rate as of June 30, 2007.
(B) The rate reported is the 7-day effective yield as of June 30, 2007.

144A — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to institutional buyers. On June 30, 2007, the value of these securities amounted to $101,091, representing 1.95% of the net assets of the Portfolio.

ADR — American Depositary Receipt
Cl — Class
DBS — Direct Broadcast Satellite
EUR — Euro
HMO — Health Maintenance Organization
ISP — Internet Service Provider
R&D — Research and Development

10	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

June 30, 2007 (Unaudited)

REITs — Real Estate Investment Trusts
S&L — Savings and Loan
Ser — Series

As of June 30, 2007, the Portfolio had the following forward foreign currency contract outstanding:
Settlement		Currency to Deliver		Currency to Receive	Unrealized
Date					Depreciation
9/12/2007	EUR	(314,040)	USD	422,713	$ (3,345)
				TOTAL	$ (3,345)
EUR — Euro
USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

11	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

Portfolio Summary

Old Mutual VA Asset Allocation Balanced Portfolio

June 30, 2007 (Unaudited)

Top Ten Holdings as of June 30, 2007*

U.S. Treasury Note
4.875%, 07/31/11	5.5%
Federal National Mortgage Association
5.500%, 01/01/37	5.0%
Deutschland Republic (EUR)
4.500%, 01/04/13	4.7%

iShares S&P Small Cap 600 Value Income Index	3.0%
U.S. Treasury Note
4.625%, 11/15/09	2.5%
Federal National Mortgage Association
5.000%, 05/01/37	2.5%
Federal National Mortgage Association
6.000%, 01/01/37	2.4%
U.S. Treasury Note
4.750%, 05/31/12	1.5%
U.S. Treasury Note
4.875%, 08/15/09	1.4%
U.S. Treasury Note
4.500%, 05/15/17	1.2%
As a % of Total Portfolio Investments	29.7%

*Excludes short-term money market fund.

12.

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

June 30, 2007 (Unaudited)

Description	Shares	Value
Common Stock — 46.5%
Advertising Sales — 0.1%
Focus Media Holding ADR*	90	$4,545

Total Advertising Sales		4,545

Aerospace/Defense — 1.1%
Aerovironment*	60	1,237
Boeing	288	27,694
General Dynamics	175	13,688
Rockwell Collins	225	15,894
Teledyne Technologies*	40	1,838

Total Aerospace/Defense		60,351

Aerospace/Defense-Equipment — 0.3%
Alliant Techsystems*	100	9,915
B/E Aerospace*	90	3,717
DRS Technologies	49	2,806
Goodrich	30	1,787

Total Aerospace/Defense-Equipment		18,225

Agricultural Chemicals — 0.5%
Agrium	100	4,375
Monsanto	285	19,249

Total Agricultural Chemicals		23,624

Agricultural Operations — 0.1%
Archer-Daniels-Midland	121	4,004
Tejon Ranch*	40	1,768

Total Agricultural Operations		5,772

Airlines — 0.2%
AMR*	200	5,270
Delta Airlines*	40	788
UAL*	40	1,624
US Airways Group*	30	908

Total Airlines		8,590

Applications Software — 0.5%
Citrix Systems*	50	1,683
Intuit*	60	1,805
Microsoft	460	13,556
Nuance Communications*	45	753
Red Hat*	70	1,560
Satyam Computer Services ADR	350	8,666
Visual Sciences*	40	619

Total Applications Software		28,642

Audio/Video Products — 0.0%
DTS*	25	544

Total Audio/Video Products		544

Auto-Cars/Light Trucks — 0.2%
Ford Motor	813	7,658
General Motors	135	5,103

Total Auto-Cars/Light Trucks		12,761

Description	Shares	Value
Auto/Truck Parts & Equipment-Original — 0.0%
Amerigon*	50	$900

Total Auto/Truck Parts & Equipment-Original		900

Batteries/Battery Systems — 0.0%
Energy Conversion Devices*	45	1,387

Total Batteries/Battery Systems		1,387

Beverages-Non-Alcoholic — 0.1%
Coca-Cola	90	4,708
Coca-Cola Bottling	30	1,509

Total Beverages-Non-Alcoholic		6,217

Brewery — 0.3%
Cia Cervecerias Unidas ADR	200	7,374
Molson Coors Brewing, Cl B	100	9,246

Total Brewery		16,620

Broadcast Services/Programming — 0.0%
Clear Channel Communications	3	113

Total Broadcast Services/Programming		113

Building & Construction-Miscellaneous — 0.0%
Orascom Construction Industries GDR	10	1,321

Total Building & Construction-Miscellaneous		1,321

Building Products-Cement/Aggregate — 0.1%
Martin Marietta Materials	25	4,050

Total Building Products-Cement/Aggregate		4,050

Building Products-Light Fixtures — 0.1%
Genlyte Group*	50	3,927

Total Building Products-Light Fixtures		3,927

Building-Heavy Construction — 0.1%
Washington Group International*	40	3,200

Total Building-Heavy Construction		3,200

Building-Mobile Home/Manufactured Housing — 0.0%
Williams Scotsman International*	30	714

Total Building-Mobile Home/Manufactured Housing		714

Building-Residential/Commercial — 0.0%
DR Horton	40	797
Lennar, Cl A	20	731

Total Building-Residential/Commercial		1,528

Cable TV — 0.3%
Comcast, Cl A*	210	5,871
Directv Group*	334	7,719

Total Cable TV		13,590

Casino Hotels — 0.3%
Harrah's Entertainment	1	85

13	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

June 30, 2007 (Unaudited)

Description	Shares	Value
Casino Hotels - continued
MGM Mirage*	160	$13,197

Total Casino Hotels		13,282

Casino Services — 0.2%
International Game Technology	315	12,505

Total Casino Services		12,505

Cellular Telecommunications — 1.2%
Alltel	3	203
America Movil, Ser L ADR	175	10,838
MetroPCS Communications*	240	7,929
Millicom International Cellular*	100	9,164
NII Holdings*	420	33,911

Total Cellular Telecommunications		62,045

Chemicals-Diversified — 0.2%
E.I. du Pont de Nemours	202	10,269
Lyondell Chemical	40	1,485
Olin	40	840

Total Chemicals-Diversified		12,594

Chemicals-Specialty — 0.2%
Hercules*	153	3,006
Lubrizol	100	6,455

Total Chemicals-Specialty		9,461

Circuit Boards — 0.0%
Park Electrochemical	10	282

Total Circuit Boards		282

Coal — 0.2%
Alpha Natural Resources*	60	1,247
Arch Coal	30	1,044
Consol Energy	50	2,305
Massey Energy	50	1,333
Peabody Energy	50	2,419

Total Coal		8,348

Commercial Banks Non-US — 0.3%
Banco Bradesco ADR	200	4,822
Banco Itau Holding Financeira ADR	100	4,444
Kookmin Bank ADR	60	5,263
VTB Bank GDR*	60	659
VTB Bank GDR 144A*	60	659

Total Commercial Banks Non-US		15,847

Commercial Banks-Central US — 0.0%
Irwin Financial	130	1,946

Total Commercial Banks-Central US		1,946

Commercial Banks-Eastern US — 0.0%
Signature Bank*	50	1,705

Total Commercial Banks-Eastern US		1,705

Description	Shares	Value
Commercial Banks-Southern US — 0.2%
Colonial BancGroup	350	$8,739

Total Commercial Banks-Southern US		8,739

Commercial Banks-Western US — 0.0%
Community Bancorp*	20	560
SVB Financial Group*	20	1,062

Total Commercial Banks-Western US		1,622

Commercial Services — 0.2%
Alliance Data Systems*	20	1,546
Arbitron	40	2,061
ChoicePoint*	40	1,698
eTelecare Global Solutions ADR*	280	4,527
ExlService Holdings*	40	750
PHH*	60	1,873

Total Commercial Services		12,455

Commercial Services-Finance — 0.0%
Wright Express*	50	1,714

Total Commercial Services-Finance		1,714

Communications Software — 0.1%
Avid Technology*	60	2,121
DivX*	60	900

Total Communications Software		3,021

Computer Services — 0.1%
Cognizant Technology Solutions, Cl A*	35	2,628
Electronic Data Systems	50	1,387
Perot Systems, Cl A*	100	1,704
Syntel	28	851

Total Computer Services		6,570

Computer Software — 0.1%
Double-Take Software*	82	1,346
Omniture*	70	1,604

Total Computer Software		2,950

Computers — 1.4%
Apple*	245	29,900
Dell*	90	2,570
Hewlett-Packard	563	25,121
International Business Machines	130	13,682
Research In Motion*	15	3,000
Sun Microsystems*	150	789

Total Computers		75,062

Computers-Integrated Systems — 0.1%
Brocade Communications Systems*	565	4,419
NCI, Cl A*	90	1,509
Riverbed Technology*	10	438

Total Computers-Integrated Systems		6,366

Computers-Memory Devices — 0.3%
EMC*	250	4,525

14	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

June 30, 2007 (Unaudited)

Description	Shares	Value
Computers-Memory Devices - continued
Network Appliance*	310	$9,052

Total Computers-Memory Devices		13,577

Computers-Peripheral Equipment — 0.0%
Electronics for Imaging*	80	2,258

Total Computers-Peripheral Equipment		2,258

Consulting Services — 0.1%
Advisory Board*	30	1,667
FTI Consulting*	24	913
Huron Consulting Group*	10	730
LECG*	90	1,360
MAXIMUS	50	2,169

Total Consulting Services		6,839

Consumer Products-Miscellaneous — 0.0%
Kimberly-Clark	20	1,338

Total Consumer Products-Miscellaneous		1,338

Containers-Metal/Glass — 0.2%
Owens-Illinois*	300	10,500

Total Containers-Metal/Glass		10,500

Containers-Paper/Plastic — 0.2%
Sealed Air	300	9,306

Total Containers-Paper/Plastic		9,306

Cruise Lines — 0.2%
Carnival	161	7,852

Total Cruise Lines		7,852

Data Processing/Management — 0.1%
Acxiom	50	1,322
Automatic Data Processing	80	3,878
Commvault Systems*	75	1,295
Fair Isaac	20	802
First Data	7	229

Total Data Processing/Management		7,526

Dental Supplies & Equipment — 0.0%
Patterson*	20	745

Total Dental Supplies & Equipment		745

Diagnostic Equipment — 0.0%
Gen-Probe*	30	1,813

Total Diagnostic Equipment		1,813

Diagnostic Kits — 0.0%
Quidel*	50	878

Total Diagnostic Kits		878

Dialysis Centers — 0.0%
DaVita*	10	539
Dialysis Corp of America*	150	1,552

Total Dialysis Centers		2,091

Description	Shares	Value
Direct Marketing — 0.0%
Valuevision Media, Cl A*	120	$1,358

Total Direct Marketing		1,358

Disposable Medical Products — 0.1%
C.R. Bard	30	2,479

Total Disposable Medical Products		2,479

Distribution/Wholesale — 0.0%
Bell Microproducts*	60	391
Fastenal	35	1,465

Total Distribution/Wholesale		1,856

Diversified Manufacturing Operations — 1.2%
3M	112	9,720
Dover	140	7,161
General Electric	390	14,929
Honeywell International	140	7,879
Illinois Tool Works	171	9,267
Tyco International*	354	11,962

Total Diversified Manufacturing Operations		60,918

Diversified Minerals — 0.2%
Cia Vale do Rio Doce ADR	200	8,910

Total Diversified Minerals		8,910

Diversified Operations — 0.0%
Walter Industries	40	1,158

Total Diversified Operations		1,158

E-Commerce/Products — 0.0%
Blue Nile*	15	906

Total E-Commerce/Products		906

E-Commerce/Services — 0.0%
Expedia*	43	1,259

Total E-Commerce/Services		1,259

E-Services/Consulting — 0.1%
GSI Commerce*	30	681
Perficient*	99	2,050

Total E-Services/Consulting		2,731

Educational Software — 0.0%
Blackboard*	35	1,474

Total Educational Software		1,474

Electric Products-Miscellaneous — 0.1%
Emerson Electric	115	5,382

Total Electric Products-Miscellaneous		5,382

Electric-Integrated — 1.2%
Alliant Energy	150	5,827
Centerpoint Energy	600	10,440
Dominion Resources	71	6,128
DTE Energy	200	9,644
Duke Energy	242	4,429
Edison International	100	5,612
Entergy	97	10,413

15	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

June 30, 2007 (Unaudited)

Description	Shares	Value
Electric-Integrated - continued
PPL	200	$9,358
TXU	5	337

Total Electric-Integrated		62,188

Electronic Components-Miscellaneous — 0.2%
AU Optronics ADR	480	8,256
Celestica*	320	2,000
Flextronics International*	70	756

Total Electronic Components-Miscellaneous		11,012

Electronic Components-Semiconductors — 1.2%
Broadcom, Cl A*	50	1,463
DSP Group*	280	5,732
Ikanos Communications*	210	1,598
Intel	12	285
International Rectifier*	20	745
Intersil, Cl A	50	1,573
MEMC Electronic Materials*	100	6,112
Microchip Technology	45	1,667
Micron Technology*	60	752
Netlogic Microsystems*	45	1,433
NVIDIA*	530	21,894
PMC-Sierra*	50	387
QLogic*	205	3,413
Samsung Electronics GDR 144A	20	6,165
Semtech*	50	867
Silicon Laboratories*	30	1,038
SiRF Technology Holdings*	80	1,659
Texas Instruments	42	1,580
Volterra Semiconductor*	40	568
Xilinx	70	1,874
Zoran*	80	1,603

Total Electronic Components-Semiconductors		62,408

Electronic Design Automation — 0.1%
Comtech Group*	95	1,569
Magma Design Automation*	60	842
Synplicity*	300	2,100

Total Electronic Design Automation		4,511

Electronic Forms — 0.3%
Adobe Systems*	345	13,852

Total Electronic Forms		13,852

Electronic Measuring Instruments — 0.2%
Agilent Technologies*	200	7,688
Itron*	25	1,948

Total Electronic Measuring Instruments		9,636

Electronic Parts Distribution — 0.1%
Arrow Electronics*	100	3,843

Total Electronic Parts Distribution		3,843

Electronics-Military — 0.1%
EDO	50	1,643
L-3 Communications Holdings	43	4,188

Total Electronics-Military		5,831

Description	Shares	Value
Energy-Alternate Sources — 0.1%
Covanta Holding*	200	$4,930
Evergreen Solar*	100	930

Total Energy-Alternate Sources		5,860

Engineering/R&D Services — 0.3%
Fluor	45	5,011
McDermott International*	140	11,637

Total Engineering/R&D Services		16,648

Enterprise Software/Services — 0.6%
BMC Software*	250	7,575
Concur Technologies*	40	914
Lawson Software*	250	2,473
Oracle*	595	11,727
PROS Holdings*	60	786
Sybase*	350	8,362
Taleo, Cl A*	14	315
Ultimate Software Group*	45	1,302

Total Enterprise Software/Services		33,454

Entertainment Software — 0.1%
Activision*	185	3,454
Electronic Arts*	40	1,893
THQ*	50	1,526

Total Entertainment Software		6,873

Fiduciary Banks — 0.3%
Bank of New York*	200	8,288
Mellon Financial	3	132
Northern Trust	150	9,636

Total Fiduciary Banks		18,056

Filtration/Separation Products — 0.2%
Pall	200	9,198

Total Filtration/Separation Products		9,198

Finance-Consumer Loans — 0.3%
Encore Capital Group*	130	1,622
First Marblehead	40	1,546
Nelnet, Cl A	30	733
Portfolio Recovery Associates	20	1,200
SLM	172	9,904

Total Finance-Consumer Loans		15,005

Finance-Credit Card — 0.1%
American Express	49	2,998

Total Finance-Credit Card		2,998

Finance-Investment Banker/Broker — 1.0%
Bear Stearns	23	3,220
Citigroup	187	9,591
Cowen Group*	60	1,075
Greenhill	20	1,374
JPMorgan Chase	345	16,715
Lazard, Cl A	280	12,608
Lehman Brothers Holdings	90	6,707
Morgan Stanley	20	1,678

16	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

June 30, 2007 (Unaudited)

Description	Shares	Value
Finance-Investment Banker/Broker - continued
optionsXpress Holdings	70	$1,796

Total Finance-Investment Banker/Broker		54,764

Finance-Mortgage Loan/Banker — 0.2%
Fannie Mae	5	326
Freddie Mac	154	9,348

Total Finance-Mortgage Loan/Banker		9,674

Finance-Other Services — 0.2%
Asset Acceptance Capital*	280	4,956
GFI Group*	10	725
Nasdaq Stock Market*	90	2,674

Total Finance-Other Services		8,355

Financial Guarantee Insurance — 0.1%
AMBAC Financial Group	30	2,616
MGIC Investment	70	3,980

Total Financial Guarantee Insurance		6,596

Food-Dairy Products — 0.1%
Dean Foods	100	3,187
Wimm-Bill-Dann Foods ADR	42	4,368

Total Food-Dairy Products		7,555

Food-Meat Products — 0.2%
Tyson Foods, Cl A	390	8,986

Total Food-Meat Products		8,986

Food-Miscellaneous/Diversified — 0.3%
Kraft Foods, Cl A	119	4,194
Sara Lee	500	8,700
SunOpta*	45	502

Total Food-Miscellaneous/Diversified		13,396

Food-Retail — 0.0%
X 5 Retail Group GDR*	55	1,612

Total Food-Retail		1,612

Food-Wholesale/Distribution — 0.0%
United Natural Foods*	70	1,861

Total Food-Wholesale/Distribution		1,861

Gambling (Non-Hotel) — 0.1%
Pinnacle Entertainment*	118	3,322

Total Gambling (Non-Hotel)		3,322

Gas-Distribution — 0.0%
WGL Holdings	30	979

Total Gas-Distribution		979

Golf — 0.0%
Callaway Golf	40	712

Total Golf		712

Description	Shares	Value
Hazardous Waste Disposal — 0.1%
Stericycle*	80	$3,557

Total Hazardous Waste Disposal		3,557

Health Care Cost Containment — 0.2%
Hooper Holmes*	90	301
McKesson	179	10,676

Total Health Care Cost Containment		10,977

Hospital Beds/Equipment — 0.1%
Kinetic Concepts*	100	5,197

Total Hospital Beds/Equipment		5,197

Hotels & Motels — 0.1%
Intercontinental Hotels Group ADR	15	372
Lodgian*	80	1,202
Marriott International, Cl A	65	2,811
Starwood Hotels & Resorts Worldwide	12	805
Wyndham Worldwide*	40	1,450

Total Hotels & Motels		6,640

Human Resources — 0.5%
Hewitt Associates, Cl A*	300	9,600
Hudson Highland Group*	70	1,497
Kenexa*	25	943
Manpower	100	9,224
Monster Worldwide*	65	2,672

Total Human Resources		23,936

Import/Export — 0.0%
Castle Brands*	60	336

Total Import/Export		336

Independent Power Producer — 0.0%
Mirant*	10	427
Reliant Energy*	30	808

Total Independent Power Producer		1,235

Industrial Audio & Video Products — 0.0%
SRS Labs*	78	761

Total Industrial Audio & Video Products		761

Industrial Automation/Robot — 0.0%
Cognex	50	1,126

Total Industrial Automation/Robot		1,126

Industrial Gases — 0.4%
Air Products & Chemicals	10	804
Praxair	305	21,957

Total Industrial Gases		22,761

Instruments-Scientific — 0.2%
PerkinElmer	350	9,121

Total Instruments-Scientific		9,121

17	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

June 30, 2007 (Unaudited)

Description	Shares	Value
Insurance Brokers — 0.1%
Marsh & McLennan	160	$4,941

Total Insurance Brokers		4,941

Internet Application Software — 0.1%
CryptoLogic	30	732
DealerTrack Holdings*	80	2,947
Vocus*	20	502

Total Internet Application Software		4,181

Internet Financial Services — 0.1%
Authorize.Net Holdings*	70	1,252
Online Resources*	115	1,263

Total Internet Financial Services		2,515

Internet Infrastructure Software — 0.1%
Akamai Technologies*	35	1,702
F5 Networks*	30	2,418
Opsware*	117	1,113

Total Internet Infrastructure Software		5,233

Internet Security — 0.1%
Checkfree*	40	1,608
Ipass*	80	434
Symantec*	210	4,242

Total Internet Security		6,284

Investment Management/Advisory Services — 0.3%
Affiliated Managers Group*	30	3,863
Franklin Resources	65	8,611
Legg Mason	30	2,951

Total Investment Management/Advisory Services		15,425

Lasers-Systems/Components — 0.0%
Electro Scientific Industries*	110	2,288

Total Lasers-Systems/Components		2,288

Life/Health Insurance — 0.2%
Cigna	150	7,833

Total Life/Health Insurance		7,833

Linen Supply & Related Items — 0.0%
Cintas	30	1,183

Total Linen Supply & Related Items		1,183

Machine Tools & Related Products — 0.2%
Kennametal	100	8,203

Total Machine Tools & Related Products		8,203

Machinery-Construction & Mining — 0.4%
Caterpillar	180	14,094
Terex*	100	8,130

Total Machinery-Construction & Mining		22,224

Machinery-General Industry — 0.1%
Manitowoc	45	3,617
Wabtec	90	3,288

Total Machinery-General Industry		6,905

Description	Shares	Value
Machinery-Print Trade — 0.0%
Zebra Technologies, Cl A*	20	$775

Total Machinery-Print Trade		775

Medical Imaging Systems — 0.0%
IRIS International*	34	573
Vital Images*	21	570

Total Medical Imaging Systems		1,143

Medical Information Systems — 0.3%
Cerner*	235	13,035
IMS Health	50	1,607

Total Medical Information Systems		14,642

Medical Instruments — 0.5%
Abaxis*	36	751
Cambridge Heart*	100	433
Conceptus*	120	2,324
Medtronic	310	16,077
Micrus Endovascular*	39	959
Natus Medical*	140	2,229
St. Jude Medical*	30	1,245
Symmetry Medical*	140	2,241

Total Medical Instruments		26,259

Medical Labs & Testing Services — 0.2%
Covance*	25	1,714
Laboratory Corp of America Holdings*	100	7,826

Total Medical Labs & Testing Services		9,540

Medical Products — 0.3%
Baxter International	144	8,113
Henry Schein*	90	4,809
Orthofix International*	30	1,349
Syneron Medical*	40	998

Total Medical Products		15,269

Medical-Biomedical/Genetic — 0.6%
Barrier Therapeutics*	50	325
Cambrex	50	664
Celgene*	60	3,440
Genzyme*	250	16,100
Invitrogen*	30	2,212
Keryx Biopharmaceuticals*	90	879
Lifecell*	60	1,832
Martek Biosciences*	70	1,818
Orchid Cellmark*	60	278
PDL BioPharma*	85	1,981

Total Medical-Biomedical/Genetic		29,529

Medical-Drugs — 1.7%
Angiotech Pharmaceuticals*	610	4,337
Aspreva Pharmaceuticals*	70	1,211
Axcan Pharma*	110	2,126
Bristol-Myers Squibb	275	8,679
Cephalon*	140	11,255
Indevus Pharmaceuticals*	120	808
Medicis Pharmaceutical, Cl A	25	763
Pfizer	1,061	27,130
Santarus*	176	910
Schering-Plough	665	20,243

18	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

June 30, 2007 (Unaudited)

Description	Shares	Value
Medical-Drugs - continued
Valeant Pharmaceuticals International	100	$1,669
Wyeth	207	11,869

Total Medical-Drugs		91,000

Medical-Generic Drugs — 0.0%
Perrigo	80	1,566

Total Medical-Generic Drugs		1,566

Medical-HMO — 0.4%
Humana*	33	2,010
UnitedHealth Group	137	7,006
WellPoint*	133	10,618

Total Medical-HMO		19,634

Medical-Hospitals — 0.1%
Universal Health Services, Cl B	100	6,150

Total Medical-Hospitals		6,150

Medical-Nursing Homes — 0.0%
Skilled Healthcare Group, Cl A*	50	776

Total Medical-Nursing Homes		776

Medical-Outpatient/Home Medical — 0.1%
Lincare Holdings*	60	2,391
Radiation Therapy Services*	56	1,475

Total Medical-Outpatient/Home Medical		3,866

Medical-Wholesale Drug Distributors — 0.4%
AmerisourceBergen	150	7,421
Cardinal Health	161	11,373

Total Medical-Wholesale Drug Distributors		18,794

Metal Processors & Fabricators — 0.4%
Commercial Metals	200	6,754
Haynes International*	10	844
Ladish*	40	1,720
Precision Castparts	40	4,855
Sterlite Industries India ADR*	470	6,895
Trimas*	150	1,812

Total Metal Processors & Fabricators		22,880

Metal-Aluminum — 0.0%
Alcoa	50	2,027

Total Metal-Aluminum		2,027

Motion Pictures & Services — 0.0%
Macrovision*	40	1,202

Total Motion Pictures & Services		1,202

Multi-Line Insurance — 1.2%
Allstate	127	7,812
American International Group	124	8,684
Cincinnati Financial	200	8,680
Hartford Financial Services Group	63	6,206
Loews	217	11,062
MetLife	158	10,188
Description	Shares	Value
Multi-Line Insurance - continued
XL Capital, Cl A	134	$11,295

Total Multi-Line Insurance		63,927

Multimedia — 0.0%
Entravision Communications, Cl A*	70	730
Gemstar-TV Guide International*	270	1,328

Total Multimedia		2,058

Networking Products — 0.4%
Atheros Communications*	35	1,079
Cisco Systems*	580	16,153
Foundry Networks*	30	500
Starent Networks*	11	162
Switch and Data Facilities*	76	1,458

Total Networking Products		19,352

Non-Ferrous Metals — 0.3%
Cameco	285	14,461
USEC*	20	439

Total Non-Ferrous Metals		14,900

Non-Hazardous Waste Disposal — 0.2%
Allied Waste Industries*	590	7,941
Waste Management	90	3,515

Total Non-Hazardous Waste Disposal		11,456

Office Automation & Equipment — 0.0%
Pitney Bowes	40	1,873

Total Office Automation & Equipment		1,873

Office Supplies & Forms — 0.1%
Avery Dennison	100	6,648

Total Office Supplies & Forms		6,648

Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling	30	3,047
Patterson-UTI Energy	95	2,490
Pride International*	40	1,498
Rowan	20	820

Total Oil & Gas Drilling		7,855

Oil Companies-Exploration & Production — 1.2%
Arena Resources*	20	1,162
ATP Oil & Gas*	30	1,459
CNOOC ADR	74	8,413
Denbury Resources*	45	1,687
EnCana	90	5,530
Harvest Natural Resources*	130	1,548
Mariner Energy*	10	243
Murphy Oil	30	1,783
Newfield Exploration*	100	4,555
NovaTek GDR	70	3,613
Occidental Petroleum	195	11,287
Parallel Petroleum*	50	1,095
Southwestern Energy*	390	17,355
Stone Energy*	60	2,056

19	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

June 30, 2007 (Unaudited)

Description	Shares	Value
Oil Companies-Exploration & Production - continued
Ultra Petroleum*	40	$2,210

Total Oil Companies-Exploration & Production		63,996

Oil Companies-Integrated — 1.0%
BP ADR	48	3,463
Chevron	39	3,285
ConocoPhillips	142	11,147
Exxon Mobil	167	14,008
Hess	100	5,896
LUKOIL ADR	25	1,918
Marathon Oil	164	9,834
Petroleo Brasileiro ADR	60	7,276

Total Oil Companies-Integrated		56,827

Oil Field Machinery & Equipment — 0.2%
Dresser-Rand Group*	70	2,765
Grant Prideco*	55	2,961
National Oilwell Varco*	45	4,691
T-3 Energy Services*	25	836

Total Oil Field Machinery & Equipment		11,253

Oil Refining & Marketing — 0.1%
Tesoro	100	5,715
Valero Energy	6	443

Total Oil Refining & Marketing		6,158

Oil-Field Services — 0.6%
Hanover Compressor*	70	1,670
Helix Energy Solutions*	170	6,785
Key Energy Services*	110	2,038
Schlumberger	225	19,111
W-H Energy Services*	40	2,476

Total Oil-Field Services		32,080

Paper & Related Products — 0.3%
Abitibi-Consolidated*	1,640	4,822
Bowater	70	1,746
Domtar*	500	5,580
MeadWestvaco	60	2,119
Neenah Paper	30	1,238
Smurfit-Stone Container*	80	1,065

Total Paper & Related Products		16,570

Pharmacy Services — 0.1%
Medco Health Solutions*	70	5,459
Omnicare	50	1,803

Total Pharmacy Services		7,262

Physical Practice Management — 0.2%
Pediatrix Medical Group*	150	8,272

Total Physical Practice Management		8,272

Physical Therapy/Rehabilitation Centers — 0.0%
Psychiatric Solutions*	60	2,176

Total Physical Therapy/Rehabilitation Centers		2,176

Pipelines — 0.3%
El Paso	440	7,581
Questar	100	5,285
Description	Shares	Value
Pipelines - continued
Spectra Energy	188	$4,881

Total Pipelines		17,747

Platinum — 0.0%
Stillwater Mining*	60	661

Total Platinum		661

Printing-Commercial — 0.2%
RR Donnelley & Sons	278	12,096

Total Printing-Commercial		12,096

Property/Casualty Insurance — 0.5%
Arch Capital Group*	100	7,254
Safeco	150	9,339
Travelers	75	4,012
WR Berkley	200	6,508

Total Property/Casualty Insurance		27,113

Publishing-Books — 0.0%
Scholastic*	10	359

Total Publishing-Books		359

Publishing-Newspapers — 0.1%
Gannett	64	3,517

Total Publishing-Newspapers		3,517

Publishing-Periodicals — 0.0%
Playboy Enterprises, Cl B*	170	1,926

Total Publishing-Periodicals		1,926

Radio — 0.1%
Radio One, Cl D*	230	1,624
XM Satellite Radio Holdings, Cl A*	70	824

Total Radio		2,448

Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Cl A*	175	6,387

Total Real Estate Management/Services		6,387

Real Estate Operation/Development — 0.0%
Brookfield Properties	62	1,507

Total Real Estate Operation/Development		1,507

Reinsurance — 0.8%
Allied World Assurance Holdings	30	1,538
Aspen Insurance Holdings	160	4,491
Axis Capital Holdings	20	813
Berkshire Hathaway, Cl B*	2	7,210
Endurance Specialty Holdings	50	2,002
Everest Re Group	16	1,738
Montpelier Re Holdings	220	4,079
PartnerRe	100	7,750
Platinum Underwriters Holdings	60	2,085

20	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

June 30, 2007 (Unaudited)

RenaissanceRe Holdings	150	9,298

Total Reinsurance		41,004

Description	Shares	Value
REITs-Apartments — 0.2%
Archstone-Smith Trust	39	$2,305
AvalonBay Communities	23	2,734
BRE Properties	19	1,127
Camden Property Trust	22	1,473
Equity Residential	28	1,278
GMH Communities Trust	44	426
UDR	42	1,105

Total REITs-Apartments		10,448

REITs-Diversified — 0.3%
Colonial Properties Trust	20	729
Digital Realty Trust	17	640
Plum Creek Timber	200	8,332
PS Business Parks	10	634
Vornado Realty Trust	30	3,295

Total REITs-Diversified		13,630

REITs-Hotels — 0.1%
Ashford Hospitality Trust	90	1,058
DiamondRock Hospitality	43	820
Host Hotels & Resorts	139	3,214
LaSalle Hotel Properties	16	695

Total REITs-Hotels		5,787

REITs-Manufactured Homes — 0.0%
Equity Lifestyle Properties	11	574

Total REITs-Manufactured Homes		574

REITs-Office Property — 0.3%
Alexandria Real Estate Equities	10	968
American Financial Realty Trust	130	1,342
BioMed Realty Trust	13	327
Boston Properties	73	7,455
Corporate Office Properties Trust	32	1,312
Kilroy Realty	1	71
SL Green Realty	15	1,858

Total REITs-Office Property		13,333

REITs-Regional Malls — 0.2%
General Growth Properties	44	2,330
Simon Property Group	54	5,024
Taubman Centers	25	1,240

Total REITs-Regional Malls		8,594

REITs-Shopping Centers — 0.1%
Acadia Realty Trust	6	156
Developers Diversified Realty	15	790
Federal Realty Investment Trust	16	1,236
Kimco Realty	43	1,637
Kite Realty Group Trust	28	533
Regency Centers	24	1,692
Tanger Factory Outlet Centers	13	487

Total REITs-Shopping Centers		6,531

REITs-Storage — 0.0%
Public Storage	31	2,381

Total REITs-Storage		2,381

Description	Shares	Value
REITs-Warehouse/Industrial — 0.1%
AMB Property	28	$1,490
Prologis	44	2,504

Total REITs-Warehouse/Industrial		3,994

Rental Auto/Equipment — 0.1%
Avis Budget Group*	10	284
H&E Equipment Services*	50	1,387
RSC Holdings*	90	1,800

Total Rental Auto/Equipment		3,471

Retail-Apparel/Shoe — 0.5%
Abercrombie & Fitch, Cl A	145	10,582
Aeropostale*	100	4,168
Footstar	140	588
Kenneth Cole Productions, Cl A	60	1,482
Men's Wearhouse	150	7,660
Syms*	30	592

Total Retail-Apparel/Shoe		25,072

Retail-Automobile — 0.0%
Group 1 Automotive	40	1,614

Total Retail-Automobile		1,614

Retail-Building Products — 0.3%
Home Depot	70	2,754
Lowe's	340	10,435

Total Retail-Building Products		13,189

Retail-Computer Equipment — 0.1%
GameStop, Cl A*	140	5,474

Total Retail-Computer Equipment		5,474

Retail-Discount — 0.0%
Citi Trends*	35	1,329

Total Retail-Discount		1,329

Retail-Drug Store — 0.6%
CVS Caremark	548	19,975
Rite Aid*	1,400	8,932
Walgreen	110	4,789

Total Retail-Drug Store		33,696

Retail-Major Department Store — 0.2%
JC Penney	143	10,350

Total Retail-Major Department Store		10,350

Retail-Office Supplies — 0.2%
Office Depot*	284	8,605

Total Retail-Office Supplies		8,605

Retail-Pet Food & Supplies — 0.1%
PetSmart	100	3,245

Total Retail-Pet Food & Supplies		3,245

21	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

June 30, 2007 (Unaudited)

Retail-Propane Distribution — 0.1%
Star Gas Partners LP*	860	3,836

Total Retail-Propane Distribution		3,836

Description	Shares	Value
Retail-Regional Department Store — 0.1%
Dillard's, Cl A	200	$7,186

Total Retail-Regional Department Store		7,186

Retail-Restaurants — 0.2%
BJ's Restaurants*	30	592
Cheesecake Factory*	40	981
Panera Bread, Cl A*	35	1,612
Starbucks*	315	8,266

Total Retail-Restaurants		11,451

Retail-Sporting Goods — 0.1%
Dick's Sporting Goods*	30	1,745
Hibbet Sports*	31	849
Zumiez*	23	869

Total Retail-Sporting Goods		3,463

Retail-Video Rental — 0.0%
Blockbuster, Cl A*	140	603

Total Retail-Video Rental		603

Retirement/Aged Care — 0.0%
Sunrise Senior Living*	10	400

Total Retirement/Aged Care		400

S&L/Thrifts-Eastern US — 0.0%
Brookline Bancorp	120	1,381

Total S&L/Thrifts-Eastern US		1,381

S&L/Thrifts-Western US — 0.2%
Washington Federal	375	9,116
Washington Mutual	70	2,985

Total S&L/Thrifts-Western US		12,101

Schools — 0.2%
Capella Education*	30	1,381
ITT Educational Services*	30	3,522
Learning Tree International*	150	1,965
Strayer Education	13	1,712

Total Schools		8,580

Semiconductor Components-Integrated Circuits — 0.5%
ChipMOS TECHNOLOGIES*	40	288
Cypress Semiconductor*	20	466
Maxim Integrated Products	520	17,373
Taiwan Semiconductor Manufacturing ADR	804	8,948

Total Semiconductor Components-Integrated Circuits		27,075

Semiconductor Equipment — 0.1%
Brooks Automation*	60	1,089
Cabot Microelectronics*	20	710
Tessera Technologies*	51	2,068
Ultratech*	90	1,200

Total Semiconductor Equipment		5,067

Description	Shares	Value
Specified Purpose Acquisition — 0.0%
Marathon Acquisition*	90	$887

Total Specified Purpose Acquisition		887

Steel Pipe & Tube — 0.1%
Mueller Water Products, Cl A	40	682
TMK GDR	130	4,744

Total Steel Pipe & Tube		5,426

Steel-Producers — 0.1%
Nucor	100	5,865

Total Steel-Producers		5,865

Steel-Specialty — 0.4%
Allegheny Technologies	211	22,130

Total Steel-Specialty		22,130

Super-Regional Banks-US — 0.6%
Bank of America	201	9,827
Capital One Financial	166	13,021
Wells Fargo	176	6,190

Total Super-Regional Banks-US		29,038

Telecommunications Equipment — 0.1%
CommScope*	15	875
OpNext*	52	689
Plantronics	110	2,884
Tollgrade Communications*	120	1,266

Total Telecommunications Equipment		5,714

Telecommunications Services — 0.5%
Amdocs*	200	7,964
Cbeyond*	26	1,001
Embarq	100	6,337
Mastec*	130	2,057
Orbcomm*	73	1,198
RCN*	90	1,691
Time Warner Telecom, Cl A*	235	4,723

Total Telecommunications Services		24,971

Telephone-Integrated — 0.7%
AT&T	497	20,626
IDT, Cl B	120	1,238
Level 3 Communications*	250	1,463
Verizon Communications	272	11,198

Total Telephone-Integrated		34,525

Television — 0.0%
Sinclair Broadcast Group, Cl A	60	853

Total Television		853

Textile-Home Furnishings — 0.1%
Mohawk Industries*	50	5,039

Total Textile-Home Furnishings		5,039

22	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

June 30, 2007 (Unaudited)

Therapeutics — 0.4%
Gilead Sciences*	440	17,059
Medicines*	130	2,291
Theravance*	40	1,280
Description	Shares	Value
Therapeutics - continued
Warner Chilcott, Cl A*	70	$1,266

Total Therapeutics		21,896

Tobacco — 0.6%
Altria Group	202	14,168
Imperial Tobacco Group ADR	137	12,636
UST	107	5,747

Total Tobacco		32,551

Tools-Hand Held — 0.1%
Stanley Works	126	7,648

Total Tools-Hand Held		7,648

Transactional Software — 0.1%
Innerworkings*	110	1,762
VeriFone Holdings*	30	1,058

Total Transactional Software		2,820

Transport-Air Freight — 0.0%
ABX Air*	120	967

Total Transport-Air Freight		967

Transport-Equipment & Leasing — 0.1%
GATX	40	1,970
Genesis Lease ADR	70	1,918
Greenbrier	20	604

Total Transport-Equipment & Leasing		4,492

Transport-Marine — 0.1%
Overseas Shipholding Group	50	4,070

Total Transport-Marine		4,070

Transport-Rail — 0.3%
Burlington Northern Santa Fe	78	6,641
Canadian Pacific Railway	100	6,882
CSX	100	4,508

Total Transport-Rail		18,031

Transport-Services — 0.1%
FedEx	17	1,887
UTi Worldwide	85	2,277

Total Transport-Services		4,164

Veterinary Diagnostics — 0.0%
VCA Antech*	45	1,696

Total Veterinary Diagnostics		1,696

Vitamins & Nutrition Products — 0.1%
Herbalife*	105	4,163

Total Vitamins & Nutrition Products		4,163

Web Hosting/Design — 0.1%
Equinix*	41	3,750

Total Web Hosting/Design		3,750

Description	Shares	Value
Web Portals/ISP — 0.5%
Google, Cl A*	47	$24,599

Total Web Portals/ISP		24,599

Wireless Equipment — 0.8%
American Tower, Cl A*	600	25,200
Nokia ADR	232	6,522
Novatel Wireless*	45	1,171
Qualcomm	260	11,281

Total Wireless Equipment		44,174

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products*	25	443

Total Wound, Burn & Skin Care		443

Total Common Stock (Cost $2,285,194)		2,473,188

Foreign Common Stock — 13.9%
Australia — 1.2%
BHP Billiton	987	29,489
Leighton Holdings	736	25,651
Qantas Airways	1,974	9,365
Tattersall's	90	358

Total Australia		64,863

Austria — 0.1%
OMV	43	2,868

Total Austria		2,868

Canada — 0.5%
Manulife Financial	300	11,221
Methanex	700	17,377

Total Canada		28,598

Denmark — 0.5%
D/S Norden	158	10,179
Danske Bank	400	16,358

Total Denmark		26,537

France — 0.7%
BNP Paribas	204	24,229
Camaieu*	40	15,088

Total France		39,317

Germany — 1.6%
Allianz SE	112	26,265
Deutsche Bank	158	22,995
Siemens	122	17,554
ThyssenKrupp	328	19,534

Total Germany		86,348

Hong Kong — 0.1%
China Mobile	500	5,380

23	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

June 30, 2007 (Unaudited)

Total Hong Kong		5,380

Indonesia — 0.3%
Bank Rakyat Indonesia	17,000	10,833
Description	Shares	Value
Indonesia - continued
PT Astra International	1,500	$2,816

Total Indonesia		13,649

Italy — 0.5%
Fiat	834	24,769

Total Italy		24,769

Japan — 2.2%
All Nippon Airways	1,000	3,804
Daiichikosho	900	9,774
Hudson Soft*	500	5,984
Kobayashi Pharmaceutical	100	3,335
Leopalace21	100	3,417
Nippon Mining Holdings	1,500	14,349
Nippon Steel	3,000	21,103
Pacific Management	2	3,692
Sumco	500	25,052
Sumitomo Pipe & Tube	1,000	7,678
Toyota Motor	300	18,919

Total Japan		117,107

Malaysia — 0.2%
Genting	2,400	5,747
SP Setia	900	2,260
WCT Engineering	1,300	3,000

Total Malaysia		11,007

Netherlands — 0.7%
Royal Dutch Shell, Cl A	864	35,159

Total Netherlands		35,159

New Zealand — 0.4%
Telecom Corp of New Zealand	5,377	18,856

Total New Zealand		18,856

Norway — 0.4%
Tandberg	985	21,981

Total Norway		21,981

Philippines — 0.2%
Ayala	516	6,095
Union Bank of Philippines	2,200	2,957

Total Philippines		9,052

Russia — 0.2%
Pharmstandard*	40	2,420
Sberbank	1	3,864
Unified Energy System	2,250	3,027

Total Russia		9,311

Singapore — 0.2%
Jardine Cycle & Carriage	1,000	10,273

Total Singapore		10,273

South Africa — 0.2%
Anglo Platinum	19	3,131
MTN Group	420	5,729
Description	Shares/Face Amount	Value
South Africa - continued
Truworths International	500	$2,582

Total South Africa		11,442

Spain — 0.8%
Banco Bilbao Vizcava Argentaria	884	21,616
Banco Santander Central Hispano	1,258	23,122

Total Spain		44,738

Sweden — 0.9%
Beijer Alma	1,000	16,414
Skandinaviska Enskilda Banken, Cl A	600	19,322
Svenska Handelsbanken, Cl A	400	11,188

Total Sweden		46,924

Switzerland — 0.4%
Zurich Financial Services	74	22,876

Total Switzerland		22,876

United Kingdom — 1.6%
AstraZeneca	399	21,381
BHP Billiton	40	1,111
BT Group	3,415	22,726
Chaucer Holdings	101	195
Eurocastle Investment	6	277
Game Group	1,432	4,784
Petrofac	124	1,109
Reckitt Benckiser	388	21,239
Royal Bank of Scotland Group	1,062	13,437

Total United Kingdom		86,259

Total Foreign Common Stock (Cost $684,073)		737,314

Warrants — 0.3%
Bharat Heavy Electricals 144A, Expires 05/12/08*	100	3,781
Grasim Industries 144A, Expires 05/22/09*	30	1,952
IVRCL Infrastructures & Projects 144A, Expires 11/17/08*	400	3,527
Nicholas Piramal India 144A, Expires 10/26/09*	600	4,421

Total Warrants (Cost $12,661)		13,681

U.S. Treasury Obligations — 13.8%
U.S. Treasury Bonds 4.500%, 02/15/36	$35,000	31,692

24	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

June 30, 2007 (Unaudited)

U.S. Treasury Notes 4.875%, 08/15/09	75,000	74,947
4.875%, 07/31/11	290,000	289,592
4.750%, 05/31/12	80,000	79,375
Description	Face Amount	Value
U.S. Treasury Obligations - continued
4.625%, 11/15/09	$135,000	$134,177
4.625%, 02/15/17	60,000	58,106
4.500%, 05/15/17	65,000	62,319

Total U.S. Treasury Obligations (Cost $738,397)		730,208

U.S. Government Agency Obligations — 9.8%
Federal National Mortgage Association 6.000%, 01/01/37	129,731	128,416
5.500%, 01/01/37	273,229	263,654
5.000%, 05/01/37	138,837	130,089

Total U.S. Government Agency Obligations (Cost $535,862)		522,159

Foreign Bond — 4.7%
Deutschland Republic (EUR) 4.500%, 01/04/13	186,000	251,013

Total Foreign Bond (Cost $248,745)		251,013

Corporate Bonds — 3.5%
Ahern Rentals 9.250%, 08/15/13	$15,000	15,187
Aramark 144A (A) 8.856%, 02/01/15	4,000	4,060
Belden CDT 144A 7.000%, 03/15/17	3,000	2,955
Cascades 7.250%, 02/15/13	8,000	7,780
Coleman Cable 144A 9.875%, 10/01/12	5,000	5,225
Deluxe, Ser B 3.500%, 10/01/07	8,000	7,920
Denbury Resources 7.500%, 04/01/13	6,000	6,000
Echostar DBS 6.625%, 10/01/14	8,000	7,640
Ford Motor Credit 7.375%, 10/28/09	8,000	7,941
General Motors Acceptance 7.000%, 02/01/12	8,000	7,846
Gregg Appliances 9.000%, 02/01/13	4,000	4,260
Hilton Hotels 7.500%, 12/15/17	7,000	7,009
Kansas City Southern 9.500%, 10/01/08	4,000	4,140
Landry's Restaurants, Ser B 7.500%, 12/15/14	7,000	6,790
Mastec 144A 7.625%, 02/01/17	4,000	4,010
Neenah Paper 7.375%, 11/15/14	5,000	4,950
Neff 144A 10.000%, 06/01/15	3,000	2,993
Norampac 6.750%, 06/01/13	8,000	7,630
Description	Face Amount/Shares	Value
Corporate Bonds - continued
PepsiCo 5.150%, 05/15/12	$5,000	$4,939
Qwest 8.875%, 03/15/12	8,000	8,620
R.H. Donelley, Ser A-3 8.875%, 01/15/16	4,000	4,160
Residential Capital 144A (A) 7.187%, 04/17/09	5,000	4,978
Rogers Communications 8.000%, 12/15/12	8,000	8,512
Saint Acquisition 144A 13.107%, 05/15/15 (A)	3,000	2,828
12.500%, 05/15/17	1,000	945
Stater Brothers Holdings, 144A 7.750%, 04/15/15	7,000	7,017
Tesoro 144A 6.500%, 06/01/17	6,000	5,865
True Temper Sports 8.375%, 09/15/11	4,000	3,500
TuranAlem Finance 144A 8.250%, 01/22/37	5,000	4,813
Uno Restaurant 144A 10.000%, 02/15/11	1,000	870
Valassis Communications 144A 8.250%, 03/01/15	6,000	5,850
Weatherford International 144A 5.950%, 06/15/12	5,000	5,042
Xerox Capital Trust I 8.000%, 02/01/27	5,000	5,133

Total Corporate Bonds (Cost $189,889)		187,408

INVESTMENT COMPANIES — 3.1%
Index Fund – Growth - Small Cap — 0.1%
iShares Russell 2000 Growth Index Fund	50	4,289

Total Index Fund - Growth-Small Cap		4,289

Index Fund – Value - Small Cap — 3.0%
iShares S&P Small Cap 600 Value Income Index	2,000	158,800

Total Index Fund - Value - Small Cap		158,800

Total Investment Companies (Cost $156,250)		163,089

Money Market Fund — 3.9%
Evergreen Select Money Market Fund, Institutional Class, 5.210% (B)	208,910	208,910

Total Money Market Fund (Cost $208,910)		208,910

25	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

June 30, 2007 (Unaudited)

Description	Value
Total Investments — 99.5% (Cost $5,059,981)	$5,286,970

Other Assets and Liabilities, Net — 0.5%	26,411

Net Assets — 100.0%	$5,313,381

* Non-income producing security.
(A) - Variable rate security — the rate reported represents the rate as of June 30, 2007.
(B) - The rate reported is the 7-day effective yield as of June 30, 2007.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to institutional buyers. On June 30, 2007, the value of these securities amounted to $77,956, representing 1.47% of the net assets of the Portfolio.

ADR — American Depositary Receipt
Cl — Class
DBS — Direct Broadcast Satellite
EUR — Euro
GDR — Global Depositary Receipt
HMO — Health Maintenance Organization
ISP — Internet Service Provider
LP — Limited Partnership
R&D — Research and Development
REITs — Real Estate Investment Trusts
S&L — Savings and Loan
Ser — Series

As of June 30, 2007, the Portfolio had the following forward foreign currency contract outstanding:
Settlement		Currency to Deliver		Currency to Receive	Unrealized
Date					Depreciation
9/12/2007	EUR	(185,139)	USD	249,206	$ (1,973)
				TOTAL	$ (1,973)
EUR — Euro
USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

26	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

PORTFOLIO SUMMARY

OLD MUTUAL VA ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

JUNE 30, 2007 (Unaudited)

Top Ten Holdings as of June 30, 2007*

iShares S&P Small Cap 600 Value Income Index	3.8%
Deutschland Republic (EUR)
4.500%, 01/04/13	2.8%
U.S. Treasury Note
4.875%, 07/31/11	2.7%
Federal National Mortgage Association
5.500%, 01/01/37	2.6%
Federal National Mortgage Association
5.000%, 05/01/37	1.3%
Federal National Mortgage Association
6.000%, 01/01/37	1.3%
U.S. Treasury Note
4.625%, 11/15/09	1.2%

Royal Dutch Shell, Cl A	0.9%
U.S. Treasury Note
4.875%, 08/15/09	0.8%
U.S. Treasury Note
4.750%, 05/31/12	0.8%
As a % of Total Portfolio Investments	18.2%

*Excludes short-term money market fund.

27.

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

June 30, 2007 (Unaudited)

Description	Shares	Value
Common Stock — 58.3%
Advertising Sales — 0.1%
Focus Media Holding ADR*	110	$5,555

Total Advertising Sales		5,555

Aerospace/Defense — 1.4%
Aerovironment*	110	2,267
Boeing	332	31,925
General Dynamics	215	16,818
Rockwell Collins	275	19,426
Teledyne Technologies*	60	2,757

Total Aerospace/Defense		73,193

Aerospace/Defense-Equipment — 0.4%
Alliant Techsystems*	100	9,915
B/E Aerospace*	130	5,369
DRS Technologies	59	3,379
Goodrich	30	1,787

Total Aerospace/Defense-Equipment		20,450

Agricultural Chemicals — 0.5%
Agrium	150	6,562
Monsanto	335	22,626

Total Agricultural Chemicals		29,188

Agricultural Operations — 0.1%
Archer-Daniels-Midland	129	4,269
Tejon Ranch*	50	2,210

Total Agricultural Operations		6,479

Airlines — 0.2%
AMR*	200	5,270
Delta Airlines*	40	788
UAL*	40	1,624
US Airways Group*	30	908

Total Airlines		8,590

Applications Software — 0.7%
Citrix Systems*	60	2,020
Intuit*	50	1,504
Microsoft	580	17,093
Nuance Communications*	65	1,087
Red Hat*	75	1,671
Satyam Computer Services ADR	450	11,142
Visual Sciences*	50	774

Total Applications Software		35,291

Audio/Video Products — 0.0%
DTS*	30	653

Total Audio/Video Products		653

Auto-Cars/Light Trucks — 0.3%
Ford Motor	871	8,205
General Motors	144	5,443

Total Auto-Cars/Light Trucks		13,648

Description	Shares	Value
Auto/Truck Parts & Equipment-Original — 0.0%
Amerigon*	60	$1,079

Total Auto/Truck Parts & Equipment-Original		1,079

Batteries/Battery Systems — 0.0%
Energy Conversion Devices*	55	1,695

Total Batteries/Battery Systems		1,695

Beverages-Non-Alcoholic — 0.2%
Coca-Cola	120	6,277
Coca-Cola Bottling	40	2,012

Total Beverages-Non-Alcoholic		8,289

Brewery — 0.5%
Cia Cervecerias Unidas ADR	300	11,061
Molson Coors Brewing, Cl B	150	13,869

Total Brewery		24,930

Broadcast Services/Programming — 0.0%
Clear Channel Communications	3	113

Total Broadcast Services/Programming		113

Building & Construction-Miscellaneous — 0.0%
Orascom Construction Industries GDR	10	1,321

Total Building & Construction-Miscellaneous		1,321

Building Products-Cement/Aggregate — 0.1%
Martin Marietta Materials	25	4,051

Total Building Products-Cement/Aggregate		4,051

Building Products-Light Fixtures — 0.1%
Genlyte Group*	100	7,854

Total Building Products-Light Fixtures		7,854

Building-Heavy Construction — 0.1%
Washington Group International*	50	4,001

Total Building-Heavy Construction		4,001

Building-Mobile Home/Manufactured Housing — 0.0%
Williams Scotsman International*	50	1,191

Total Building-Mobile Home/Manufactured Housing		1,191

Building-Residential/Commercial — 0.0%
DR Horton	45	897
Lennar, Cl A	20	731

Total Building-Residential/Commercial		1,628

Cable TV — 0.3%
Comcast, Cl A*	265	7,410
Directv Group*	403	9,313

Total Cable TV		16,723

Casino Hotels — 0.3%
Harrah's Entertainment	1	85

28	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

June 30, 2007 (Unaudited)

Description	Shares	Value
Casino Hotels - continued
MGM Mirage*	195	$16,084

Total Casino Hotels		16,169

Casino Services — 0.3%
International Game Technology	375	14,887

Total Casino Services		14,887

Cellular Telecommunications — 1.2%
Alltel	3	203
America Movil, Ser L ADR	200	12,386
MetroPCS Communications*	290	9,581
NII Holdings*	500	40,370

Total Cellular Telecommunications		62,540

Chemicals-Diversified — 0.3%
E.I. du Pont de Nemours	269	13,676
Lyondell Chemical	40	1,485
Olin	60	1,260

Total Chemicals-Diversified		16,421

Chemicals-Specialty — 0.3%
Hercules*	229	4,500
Lubrizol	200	12,910

Total Chemicals-Specialty		17,410

Circuit Boards — 0.0%
Park Electrochemical	10	282

Total Circuit Boards		282

Coal — 0.2%
Alpha Natural Resources*	100	2,079
Arch Coal	30	1,044
Consol Energy	100	4,611
Massey Energy	90	2,398
Peabody Energy	55	2,661

Total Coal		12,793

Commercial Banks Non-US — 0.4%
Banco Bradesco ADR	210	5,063
Banco Itau Holding Financeira ADR	140	6,222
Kookmin Bank ADR	70	6,140
VTB Bank GDR*	50	549
VTB Bank GDR 144A*	100	1,098

Total Commercial Banks Non-US		19,072

Commercial Banks-Central US — 0.1%
Irwin Financial	220	3,293

Total Commercial Banks-Central US		3,293

Commercial Banks-Eastern US — 0.0%
Signature Bank*	60	2,046

Total Commercial Banks-Eastern US		2,046

Description	Shares	Value
Commercial Banks-Southern US — 0.2%
Colonial BancGroup	400	$9,988

Total Commercial Banks-Southern US		9,988

Commercial Banks-Western US — 0.1%
Community Bancorp*	20	560
SVB Financial Group*	40	2,124

Total Commercial Banks-Western US		2,684

Commercial Services — 0.3%
Alliance Data Systems*	20	1,546
Arbitron	60	3,092
ChoicePoint*	40	1,698
eTelecare Global Solutions ADR*	420	6,791
ExlService Holdings*	50	937
PHH*	100	3,121

Total Commercial Services		17,185

Commercial Services-Finance — 0.1%
Wright Express*	80	2,742

Total Commercial Services-Finance		2,742

Communications Software — 0.1%
Avid Technology*	100	3,535
DivX*	90	1,350

Total Communications Software		4,885

Computer Services — 0.1%
Cognizant Technology Solutions, Cl A*	35	2,628
Electronic Data Systems	50	1,387
Perot Systems, Cl A*	160	2,726
Syntel	30	912

Total Computer Services		7,653

Computer Software — 0.1%
Double-Take Software*	99	1,624
Omniture*	90	2,063

Total Computer Software		3,687

Computers — 1.6%
Apple*	305	37,222
Dell*	110	3,140
Hewlett-Packard	643	28,691
International Business Machines	139	14,630
Research In Motion*	15	3,000
Sun Microsystems*	150	789

Total Computers		87,472

Computers-Integrated Systems — 0.2%
Brocade Communications Systems*	700	5,474
NCI, Cl A*	150	2,516
Riverbed Technology*	15	657

Total Computers-Integrated Systems		8,647

Computers-Memory Devices — 0.3%
EMC*	330	5,973

29	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

June 30, 2007 (Unaudited)

Description	Shares	Value
Computers-Memory Devices – continued
Network Appliance*	370	$10,804

Total Computers-Memory Devices		16,777

Computers-Peripheral Equipment — 0.1%
Electronics for Imaging*	120	3,386

Total Computers-Peripheral Equipment		3,386

Consulting Services — 0.2%
Advisory Board*	30	1,667
FTI Consulting*	34	1,293
Huron Consulting Group*	20	1,460
LECG*	150	2,266
MAXIMUS	70	3,037

Total Consulting Services		9,723

Consumer Products-Miscellaneous — 0.0%
Kimberly-Clark	22	1,472

Total Consumer Products-Miscellaneous		1,472

Containers-Metal/Glass — 0.3%
Owens-Illinois*	400	14,000

Total Containers-Metal/Glass		14,000

Containers-Paper/Plastic — 0.2%
Sealed Air	300	9,306

Total Containers-Paper/Plastic		9,306

Cruise Lines — 0.2%
Carnival	215	10,486

Total Cruise Lines		10,486

Data Processing/Management — 0.2%
Acxiom	80	2,116
Automatic Data Processing	110	5,332
Commvault Systems*	85	1,468
Fair Isaac	30	1,203
First Data	7	229

Total Data Processing/Management		10,348

Dental Supplies & Equipment — 0.0%
Patterson*	20	745

Total Dental Supplies & Equipment		745

Diagnostic Equipment — 0.0%
Gen-Probe*	35	2,115

Total Diagnostic Equipment		2,115

Diagnostic Kits — 0.0%
Quidel*	60	1,054

Total Diagnostic Kits		1,054

Dialysis Centers — 0.1%
DaVita*	10	539
Dialysis Corp of America*	250	2,587

Total Dialysis Centers		3,126

Description	Shares	Value
Direct Marketing — 0.0%
Valuevision Media, Cl A*	190	$2,151

Total Direct Marketing		2,151

Disposable Medical Products — 0.0%
C.R. Bard	30	2,479

Total Disposable Medical Products		2,479

Distribution/Wholesale — 0.0%
Bell Microproducts*	90	587
Fastenal	40	1,674

Total Distribution/Wholesale		2,261

Diversified Manufacturing Operations — 1.4%
3M	146	12,671
Dover	170	8,695
General Electric	500	19,140
Honeywell International	195	10,975
Illinois Tool Works	236	12,789
Tyco International*	378	12,773

Total Diversified Manufacturing Operations		77,043

Diversified Minerals — 0.2%
Cia Vale do Rio Doce ADR	300	13,365

Total Diversified Minerals		13,365

Diversified Operations — 0.0%
Walter Industries	70	2,027

Total Diversified Operations		2,027

E-Commerce/Products — 0.0%
Blue Nile*	15	906

Total E-Commerce/Products		906

E-Commerce/Services — 0.0%
Expedia*	43	1,259

Total E-Commerce/Services		1,259

E-Services/Consulting — 0.1%
GSI Commerce*	30	682
Perficient*	126	2,608

Total E-Services/Consulting		3,290

Educational Software — 0.0%
Blackboard*	45	1,895

Total Educational Software		1,895

Electric Products-Miscellaneous — 0.1%
Emerson Electric	152	7,114

Total Electric Products-Miscellaneous		7,114

Electric-Integrated — 1.5%
Alliant Energy	200	7,770
Centerpoint Energy	700	12,180
Dominion Resources	99	8,545
DTE Energy	250	12,055
Duke Energy	315	5,764
Edison International	106	5,949
Entergy	129	13,848

30	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

June 30, 2007 (Unaudited)

Description	Shares	Value
Electric-Integrated - continued
PPL	250	$11,697
TXU	6	404

Total Electric-Integrated		78,212

Electronic Components-Miscellaneous — 0.3%
AU Optronics ADR	600	10,320
Celestica*	500	3,125
Flextronics International*	70	756

Total Electronic Components-Miscellaneous		14,201

Electronic Components-Semiconductors — 1.3%
Broadcom, Cl A*	50	1,462
DSP Group*	390	7,983
Ikanos Communications*	340	2,587
Intel	13	309
International Rectifier*	20	745
Intersil, Cl A	55	1,730
MEMC Electronic Materials*	50	3,056
Microchip Technology	50	1,852
Micron Technology*	60	752
Netlogic Microsystems*	55	1,751
NVIDIA*	645	26,645
PMC-Sierra*	50	387
QLogic*	220	3,663
Samsung Electronics GDR 144A	25	7,707
Semtech*	50	867
Silicon Laboratories*	50	1,730
SiRF Technology Holdings*	110	2,281
Texas Instruments	44	1,656
Volterra Semiconductor*	50	710
Xilinx	75	2,008
Zoran*	120	2,405

Total Electronic Components-Semiconductors		72,286

Electronic Design Automation — 0.1%
Comtech Group*	115	1,899
Magma Design Automation*	80	1,123
Synplicity*	480	3,360

Total Electronic Design Automation		6,382

Electronic Forms — 0.3%
Adobe Systems*	435	17,465

Total Electronic Forms		17,465

Electronic Measuring Instruments — 0.2%
Agilent Technologies*	200	7,688
Itron*	30	2,338

Total Electronic Measuring Instruments		10,026

Electronic Parts Distribution — 0.1%
Arrow Electronics*	200	7,686

Total Electronic Parts Distribution		7,686

Electronics-Military — 0.2%
EDO	90	2,958
L-3 Communications Holdings	60	5,844

Total Electronics-Military		8,802

Description	Shares	Value
Energy-Alternate Sources — 0.2%
Covanta Holding*	300	$7,395
Evergreen Solar*	100	930

Total Energy-Alternate Sources		8,325

Engineering/R&D Services — 0.4%
Fluor	50	5,568
McDermott International*	175	14,546

Total Engineering/R&D Services		20,114

Enterprise Software/Services — 0.8%
BMC Software*	300	9,090
Concur Technologies*	52	1,188
Lawson Software*	340	3,363
Oracle*	735	14,487
PROS Holdings*	100	1,310
Sybase*	400	9,556
Taleo, Cl A*	14	315
Ultimate Software Group*	55	1,591

Total Enterprise Software/Services		40,900

Entertainment Software — 0.1%
Activision*	210	3,921
Electronic Arts*	40	1,893
THQ*	60	1,831

Total Entertainment Software		7,645

Fiduciary Banks — 0.4%
Bank of New York*	250	10,360
Mellon Financial	3	132
Northern Trust	150	9,636

Total Fiduciary Banks		20,128

Filtration/Separation Products — 0.2%
Pall	200	9,198

Total Filtration/Separation Products		9,198

Finance-Consumer Loans — 0.4%
Encore Capital Group*	210	2,621
First Marblehead	70	2,705
Nelnet, Cl A	40	978
Portfolio Recovery Associates	30	1,800
SLM	229	13,186

Total Finance-Consumer Loans		21,290

Finance-Credit Card — 0.1%
American Express	60	3,671

Total Finance-Credit Card		3,671

Finance-Investment Banker/Broker — 1.2%
Bear Stearns	31	4,340
Citigroup	254	13,028
Cowen Group*	110	1,970
Greenhill	20	1,374
JPMorgan Chase	391	18,944
Lazard, Cl A	335	15,085
Lehman Brothers Holdings	97	7,229
Morgan Stanley	30	2,516

31	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

June 30, 2007 (Unaudited)

Description	Shares	Value
Finance-Investment Banker/Broker - continued
optionsXpress Holdings	70	$1,796

Total Finance-Investment Banker/Broker		66,282

Finance-Mortgage Loan/Banker — 0.2%
Fannie Mae	6	392
Freddie Mac	165	10,015

Total Finance-Mortgage Loan/Banker		10,407

Finance-Other Services — 0.2%
Asset Acceptance Capital*	380	6,726
GFI Group*	20	1,450
Nasdaq Stock Market*	100	2,971

Total Finance-Other Services		11,147

Financial Guarantee Insurance — 0.1%
AMBAC Financial Group	30	2,616
MGIC Investment	93	5,288

Total Financial Guarantee Insurance		7,904

Food-Dairy Products — 0.2%
Dean Foods	150	4,780
Wimm-Bill-Dann Foods ADR	55	5,721

Total Food-Dairy Products		10,501

Food-Meat Products — 0.2%
Tyson Foods, Cl A	417	9,608

Total Food-Meat Products		9,608

Food-Miscellaneous/Diversified — 0.3%
Kraft Foods, Cl A	152	5,358
Sara Lee	700	12,180
SunOpta*	55	613

Total Food-Miscellaneous/Diversified		18,151

Food-Retail — 0.0%
X 5 Retail Group GDR*	70	2,051

Total Food-Retail		2,051

Food-Wholesale/Distribution — 0.0%
United Natural Foods*	70	1,861

Total Food-Wholesale/Distribution		1,861

Gambling (Non-Hotel) — 0.1%
Pinnacle Entertainment*	138	3,885

Total Gambling (Non-Hotel)		3,885

Gas-Distribution — 0.0%
WGL Holdings	30	979

Total Gas-Distribution		979

Golf — 0.0%
Callaway Golf	40	712

Total Golf		712

Description	Shares	Value
Hazardous Waste Disposal — 0.1%
Stericycle*	90	$4,001

Total Hazardous Waste Disposal		4,001

Health Care Cost Containment — 0.2%
Hooper Holmes*	140	469
McKesson	191	11,391

Total Health Care Cost Containment		11,860

Hospital Beds/Equipment — 0.2%
Kinetic Concepts*	200	10,394

Total Hospital Beds/Equipment		10,394

Hotels & Motels — 0.2%
Intercontinental Hotels Group ADR	15	372
Lodgian*	130	1,954
Marriott International, Cl A	70	3,027
Starwood Hotels & Resorts Worldwide	33	2,213
Wyndham Worldwide*	40	1,450

Total Hotels & Motels		9,016

Human Resources — 0.6%
Hewitt Associates, Cl A*	450	14,400
Hudson Highland Group*	110	2,353
Kenexa*	35	1,320
Manpower	100	9,224
Monster Worldwide*	70	2,877

Total Human Resources		30,174

Import/Export — 0.0%
Castle Brands*	70	392

Total Import/Export		392

Independent Power Producer — 0.0%
Mirant*	10	427
Reliant Energy*	30	808

Total Independent Power Producer		1,235

Industrial Audio & Video Products — 0.0%
SRS Labs*	95	926

Total Industrial Audio & Video Products		926

Industrial Automation/Robot — 0.0%
Cognex	50	1,126

Total Industrial Automation/Robot		1,126

Industrial Gases — 0.5%
Air Products & Chemicals	10	804
Praxair	375	26,996

Total Industrial Gases		27,800

Instruments-Scientific — 0.2%
PerkinElmer	450	11,727

Total Instruments-Scientific		11,727

32	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

June 30, 2007 (Unaudited)

Description	Shares	Value
Insurance Brokers — 0.1%
Marsh & McLennan	200	$6,176

Total Insurance Brokers		6,176

Internet Application Software — 0.1%
CryptoLogic	50	1,220
DealerTrack Holdings*	98	3,610
Vocus*	25	628

Total Internet Application Software		5,458

Internet Financial Services — 0.1%
Authorize.Net Holdings*	95	1,700
Online Resources*	140	1,537

Total Internet Financial Services		3,237

Internet Infrastructure Software — 0.1%
Akamai Technologies*	40	1,946
F5 Networks*	30	2,418
Opsware*	152	1,445

Total Internet Infrastructure Software		5,809

Internet Security — 0.1%
Checkfree*	40	1,608
Ipass*	130	705
Symantec*	270	5,454

Total Internet Security		7,767

Investment Management/Advisory Services — 0.3%
Affiliated Managers Group*	30	3,863
Franklin Resources	80	10,598
Legg Mason	35	3,443

Total Investment Management/Advisory Services		17,904

Lasers-Systems/Components — 0.1%
Electro Scientific Industries*	170	3,536

Total Lasers-Systems/Components		3,536

Life/Health Insurance — 0.1%
Cigna	150	7,833

Total Life/Health Insurance		7,833

Linen Supply & Related Items — 0.0%
Cintas	30	1,183

Total Linen Supply & Related Items		1,183

Machine Tools & Related Products — 0.2%
Kennametal	150	12,304

Total Machine Tools & Related Products		12,304

Machinery-Construction & Mining — 0.5%
Caterpillar	225	17,617
Terex*	100	8,130

Total Machinery-Construction & Mining		25,747

Machinery-General Industry — 0.1%
Manitowoc	50	4,019
Wabtec	100	3,653

Total Machinery-General Industry		7,672

Description	Shares	Value
Machinery-Print Trade — 0.0%
Zebra Technologies, Cl A*	20	$775

Total Machinery-Print Trade		775

Medical Imaging Systems — 0.0%
IRIS International*	40	674
Vital Images*	26	706

Total Medical Imaging Systems		1,380

Medical Information Systems — 0.3%
Cerner*	290	16,086
IMS Health	50	1,607

Total Medical Information Systems		17,693

Medical Instruments — 0.6%
Abaxis*	45	939
Cambridge Heart*	150	649
Conceptus*	145	2,809
Medtronic	390	20,225
Micrus Endovascular*	45	1,107
Natus Medical*	230	3,662
St. Jude Medical*	30	1,245
Symmetry Medical*	230	3,682

Total Medical Instruments		34,318

Medical Labs & Testing Services — 0.2%
Covance*	25	1,714
Laboratory Corp of America Holdings*	100	7,826

Total Medical Labs & Testing Services		9,540

Medical Products — 0.4%
Baxter International	192	10,817
Henry Schein*	95	5,076
Orthofix International*	50	2,248
Syneron Medical*	70	1,747

Total Medical Products		19,888

Medical-Biomedical/Genetic — 0.7%
Barrier Therapeutics*	80	520
Cambrex	90	1,194
Celgene*	70	4,013
Genzyme*	315	20,286
Invitrogen*	30	2,213
Keryx Biopharmaceuticals*	110	1,075
Lifecell*	70	2,138
Martek Biosciences*	110	2,857
Orchid Cellmark*	100	464
PDL BioPharma*	95	2,213

Total Medical-Biomedical/Genetic		36,973

Medical-Drugs — 2.2%
Angiotech Pharmaceuticals*	860	6,115
Aspreva Pharmaceuticals*	110	1,903
Axcan Pharma*	170	3,286
Bristol-Myers Squibb	358	11,298
Cephalon*	175	14,068
Indevus Pharmaceuticals*	150	1,010
Medicis Pharmaceutical, Cl A	25	764
Pfizer	1,379	35,261
Santarus*	216	1,117
Schering-Plough	825	25,113

33	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

June 30, 2007 (Unaudited)

Description	Shares	Value
Medical-Drugs - continued
Valeant Pharmaceuticals International	160	$2,670
Wyeth	268	15,367

Total Medical-Drugs		117,972

Medical-Generic Drugs — 0.0%
Perrigo	130	2,545

Total Medical-Generic Drugs		2,545

Medical-HMO — 0.5%
Humana*	40	2,437
UnitedHealth Group	186	9,512
WellPoint*	186	14,848

Total Medical-HMO		26,797

Medical-Hospitals — 0.1%
Universal Health Services, Cl B	100	6,150

Total Medical-Hospitals		6,150

Medical-Nursing Homes — 0.0%
Skilled Healthcare Group, Cl A*	60	931

Total Medical-Nursing Homes		931

Medical-Outpatient/Home Medical — 0.1%
Lincare Holdings*	60	2,391
Radiation Therapy Services*	76	2,002

Total Medical-Outpatient/Home Medical		4,393

Medical-Wholesale Drug Distributors — 0.4%
AmerisourceBergen	150	7,421
Cardinal Health	172	12,150

Total Medical-Wholesale Drug Distributors		19,571

Metal Processors & Fabricators — 0.5%
Commercial Metals	250	8,443
Haynes International*	10	844
Ladish*	50	2,150
Precision Castparts	45	5,461
Sterlite Industries India ADR*	570	8,362
Trimas*	230	2,778

Total Metal Processors & Fabricators		28,038

Metal-Aluminum — 0.0%
Alcoa	60	2,432

Total Metal-Aluminum		2,432

Motion Pictures & Services — 0.0%
Macrovision*	40	1,202

Total Motion Pictures & Services		1,202

Multi-Line Insurance — 1.4%
Allstate	168	10,333
American International Group	166	11,625
Cincinnati Financial	200	8,680
Hartford Financial Services Group	82	8,078
Loews	198	10,094
MetLife	169	10,897
Description	Shares	Value
Multi-Line Insurance - continued
XL Capital, Cl A	175	$14,751

Total Multi-Line Insurance		74,458

Multimedia — 0.1%
Entravision Communications, Cl A*	110	1,147
Gemstar-TV Guide International*	430	2,116

Total Multimedia		3,263

Networking Products — 0.4%
Atheros Communications*	35	1,080
Cisco Systems*	715	19,913
Foundry Networks*	40	666
Starent Networks*	12	176
Switch and Data Facilities*	96	1,842

Total Networking Products		23,677

Non-Ferrous Metals — 0.3%
Cameco	350	17,759
USEC*	20	440

Total Non-Ferrous Metals		18,199

Non-Hazardous Waste Disposal — 0.3%
Allied Waste Industries*	690	9,287
Waste Management	110	4,296

Total Non-Hazardous Waste Disposal		13,583

Office Automation & Equipment — 0.0%
Pitney Bowes	40	1,873

Total Office Automation & Equipment		1,873

Office Supplies & Forms — 0.2%
Avery Dennison	150	9,972

Total Office Supplies & Forms		9,972

Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling	30	3,047
Patterson-UTI Energy	105	2,752
Pride International*	40	1,498
Rowan	20	820

Total Oil & Gas Drilling		8,117

Oil Companies-Exploration & Production — 1.5%
Arena Resources*	20	1,162
ATP Oil & Gas*	40	1,946
CNOOC ADR	100	11,369
Denbury Resources*	50	1,875
EnCana	115	7,067
Harvest Natural Resources*	180	2,144
Mariner Energy*	10	243
Murphy Oil	42	2,496
Newfield Exploration*	150	6,832
NovaTek GDR	80	4,129
Occidental Petroleum	255	14,759
Parallel Petroleum*	60	1,314
Southwestern Energy*	480	21,360
Stone Energy*	90	3,083

34	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

June 30, 2007 (Unaudited)

Description	Shares	Value
Oil Companies-Exploration & Production - continued
Ultra Petroleum*	30	$1,657

Total Oil Companies-Exploration & Production		81,436

Oil Companies-Integrated — 1.3%
BP ADR	61	4,400
Chevron	52	4,380
ConocoPhillips	188	14,758
Exxon Mobil	187	15,686
Hess	150	8,844
LUKOIL ADR	30	2,301
Marathon Oil	174	10,433
Petroleo Brasileiro ADR	80	9,702

Total Oil Companies-Integrated		70,504

Oil Field Machinery & Equipment — 0.2%
Dresser-Rand Group*	80	3,160
Grant Prideco*	60	3,230
National Oilwell Varco*	50	5,212
T-3 Energy Services*	30	1,003

Total Oil Field Machinery & Equipment		12,605

Oil Refining & Marketing — 0.1%
Tesoro	100	5,715
Valero Energy	7	517

Total Oil Refining & Marketing		6,232

Oil-Field Services — 0.8%
Hanover Compressor*	70	1,670
Helix Energy Solutions*	220	8,780
Key Energy Services*	180	3,335
Schlumberger	280	23,783
W-H Energy Services*	55	3,405

Total Oil-Field Services		40,973

Paper & Related Products — 0.4%
Abitibi-Consolidated*	2,290	6,733
Bowater	110	2,744
Domtar*	600	6,696
MeadWestvaco	50	1,766
Neenah Paper	50	2,063
Smurfit-Stone Container*	80	1,065

Total Paper & Related Products		21,067

Pharmacy Services — 0.1%
Medco Health Solutions*	83	6,473
Omnicare	40	1,443

Total Pharmacy Services		7,916

Physical Practice Management — 0.2%
Pediatrix Medical Group*	150	8,272

Total Physical Practice Management		8,272

Physical Therapy/Rehabilitation Centers — 0.1%
Psychiatric Solutions*	80	2,901

Total Physical Therapy/Rehabilitation Centers		2,901

Pipelines — 0.5%
El Paso	520	8,960
Questar	200	10,570
Description	Shares	Value
Pipelines - continued
Spectra Energy	250	$6,490

Total Pipelines		26,020

Platinum — 0.0%
Stillwater Mining*	60	661

Total Platinum		661

Printing-Commercial — 0.3%
RR Donnelley & Sons	308	13,401

Total Printing-Commercial		13,401

Property/Casualty Insurance — 0.7%
Arch Capital Group*	150	10,881
Safeco	150	9,339
Travelers	105	5,617
WR Berkley	300	9,762

Total Property/Casualty Insurance		35,599

Publishing-Books — 0.0%
Scholastic*	10	359

Total Publishing-Books		359

Publishing-Newspapers — 0.1%
Gannett	79	4,341

Total Publishing-Newspapers		4,341

Publishing-Periodicals — 0.1%
Playboy Enterprises, Cl B*	270	3,059

Total Publishing-Periodicals		3,059

Radio — 0.1%
Radio One, Cl D*	370	2,612
XM Satellite Radio Holdings, Cl A*	110	1,295

Total Radio		3,907

Real Estate Management/Services — 0.2%
CB Richard Ellis Group, Cl A*	230	8,395

Total Real Estate Management/Services		8,395

Real Estate Operation/Development — 0.1%
Brookfield Properties	166	4,035

Total Real Estate Operation/Development		4,035

Reinsurance — 1.1%
Allied World Assurance Holdings	30	1,537
Aspen Insurance Holdings	210	5,895
Axis Capital Holdings	20	813
Berkshire Hathaway, Cl B*	2	7,210
Endurance Specialty Holdings	70	2,803
Everest Re Group	16	1,738
Montpelier Re Holdings	290	5,377
PartnerRe	200	15,500
Platinum Underwriters Holdings	100	3,475

35	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

June 30, 2007 (Unaudited)

RenaissanceRe Holdings	200	12,398

Total Reinsurance		56,746

Description	Shares	Value
REITs-Apartments — 0.5%
Archstone-Smith Trust	105	$6,207
AvalonBay Communities	61	7,252
BRE Properties	50	2,964
Camden Property Trust	58	3,884
Equity Residential	74	3,377
GMH Communities Trust	118	1,143
UDR	101	2,656

Total REITs-Apartments		27,483

REITs-Diversified — 0.5%
Colonial Properties Trust	52	1,896
Digital Realty Trust	46	1,733
Plum Creek Timber	250	10,415
PS Business Parks	27	1,711
Vornado Realty Trust	80	8,787

Total REITs-Diversified		24,542

REITs-Hotels — 0.2%
Ashford Hospitality Trust	140	1,646
DiamondRock Hospitality	114	2,175
Host Hotels & Resorts	320	7,399
LaSalle Hotel Properties	48	2,084

Total REITs-Hotels		13,304

REITs-Manufactured Homes — 0.0%
Equity Lifestyle Properties	30	1,566

Total REITs-Manufactured Homes		1,566

REITs-Office Property — 0.5%
Alexandria Real Estate Equities	26	2,517
American Financial Realty Trust	210	2,167
BioMed Realty Trust	34	854
Boston Properties	113	11,541
Corporate Office Properties Trust	86	3,527
Kilroy Realty	4	283
SL Green Realty	39	4,832

Total REITs-Office Property		25,721

REITs-Regional Malls — 0.4%
General Growth Properties	118	6,248
Simon Property Group	144	13,398
Taubman Centers	67	3,324

Total REITs-Regional Malls		22,970

REITs-Shopping Centers — 0.3%
Acadia Realty Trust	17	441
Developers Diversified Realty	39	2,056
Federal Realty Investment Trust	43	3,322
Kimco Realty	115	4,378
Kite Realty Group Trust	74	1,407
Regency Centers	65	4,583
Tanger Factory Outlet Centers	35	1,311

Total REITs-Shopping Centers		17,498

REITs-Storage — 0.1%
Public Storage	84	6,453

Total REITs-Storage		6,453

Description	Shares	Value
REITs-Warehouse/Industrial — 0.2%
AMB Property	74	$3,938
Prologis	117	6,658

Total REITs-Warehouse/Industrial		10,596

Rental Auto/Equipment — 0.1%
Avis Budget Group*	10	285
H&E Equipment Services*	80	2,219
RSC Holdings*	90	1,800

Total Rental Auto/Equipment		4,304

Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch, Cl A	180	13,136
Aeropostale*	110	4,585
Footstar	220	924
Kenneth Cole Productions, Cl A	100	2,470
Men's Wearhouse	200	10,214
Syms*	40	789

Total Retail-Apparel/Shoe		32,118

Retail-Automobile — 0.1%
Group 1 Automotive	70	2,824

Total Retail-Automobile		2,824

Retail-Building Products — 0.3%
Home Depot	95	3,738
Lowe's	420	12,890

Total Retail-Building Products		16,628

Retail-Computer Equipment — 0.1%
GameStop, Cl A*	150	5,865

Total Retail-Computer Equipment		5,865

Retail-Discount — 0.0%
Citi Trends*	42	1,594

Total Retail-Discount		1,594

Retail-Drug Store — 0.7%
CVS Caremark	678	24,713
Rite Aid*	1,400	8,932
Walgreen	140	6,096

Total Retail-Drug Store		39,741

Retail-Major Department Store — 0.2%
JC Penney	172	12,449

Total Retail-Major Department Store		12,449

Retail-Office Supplies — 0.2%
Office Depot*	301	9,120

Total Retail-Office Supplies		9,120

Retail-Pet Food & Supplies — 0.1%
PetSmart	105	3,407

Total Retail-Pet Food & Supplies		3,407

36	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

June 30, 2007 (Unaudited)

Retail-Propane Distribution — 0.1%
Star Gas Partners*	1,370	6,110

Total Retail-Propane Distribution		6,110

Description	Shares	Value
Retail-Regional Department Store — 0.1%
Dillard's, Cl A	200	$7,186

Total Retail-Regional Department Store		7,186

Retail-Restaurants — 0.3%
BJ's Restaurants*	30	592
Cheesecake Factory*	40	981
Panera Bread, Cl A*	40	1,842
Starbucks*	390	10,234

Total Retail-Restaurants		13,649

Retail-Sporting Goods — 0.1%
Dick's Sporting Goods*	30	1,745
Hibbet Sports*	31	849
Zumiez*	26	982

Total Retail-Sporting Goods		3,576

Retail-Video Rental — 0.0%
Blockbuster, Cl A*	220	948

Total Retail-Video Rental		948

Retirement/Aged Care — 0.0%
Sunrise Senior Living*	10	400

Total Retirement/Aged Care		400

S&L/Thrifts-Eastern US — 0.0%
Brookline Bancorp	190	2,187

Total S&L/Thrifts-Eastern US		2,187

S&L/Thrifts-Western US — 0.3%
Washington Federal	425	10,332
Washington Mutual	94	4,008

Total S&L/Thrifts-Western US		14,340

Schools — 0.2%
Capella Education*	40	1,841
ITT Educational Services*	30	3,522
Learning Tree International*	250	3,275
Strayer Education	17	2,239

Total Schools		10,877

Semiconductor Components-Integrated Circuits — 0.6%
ChipMOS TECHNOLOGIES*	60	431
Cypress Semiconductor*	20	466
Maxim Integrated Products	640	21,382
Taiwan Semiconductor Manufacturing ADR	1,005	11,186

Total Semiconductor Components-Integrated Circuits		33,465

Semiconductor Equipment — 0.1%
Brooks Automation*	100	1,815
Cabot Microelectronics*	40	1,420
Tessera Technologies*	58	2,352
Ultratech*	140	1,866

Total Semiconductor Equipment		7,453

Description	Shares	Value
Specified Purpose Acquisition — 0.0%
Marathon Acquisition*	130	$1,281

Total Specified Purpose Acquisition		1,281

Steel Pipe & Tube — 0.1%
Mueller Water Products, Cl A	70	1,194
TMK GDR	165	6,021

Total Steel Pipe & Tube		7,215

Steel-Producers — 0.1%
Nucor	100	5,865

Total Steel-Producers		5,865

Steel-Specialty — 0.5%
Allegheny Technologies	248	26,010

Total Steel-Specialty		26,010

Super-Regional Banks-US — 0.7%
Bank of America	274	13,396
Capital One Financial	211	16,551
Wells Fargo	243	8,546

Total Super-Regional Banks-US		38,493

Telecommunications Equipment — 0.2%
CommScope*	23	1,342
OpNext*	61	808
Plantronics	160	4,195
Tollgrade Communications*	190	2,004

Total Telecommunications Equipment		8,349

Telecommunications Services — 0.6%
Amdocs*	255	10,154
Cbeyond*	31	1,194
Embarq	100	6,337
Mastec*	210	3,322
Orbcomm*	93	1,526
RCN*	150	2,819
Time Warner Telecom, Cl A*	290	5,829

Total Telecommunications Services		31,181

Telephone-Integrated — 0.8%
AT&T	596	24,734
IDT, Cl B	170	1,754
Level 3 Communications*	250	1,463
Verizon Communications	360	14,821

Total Telephone-Integrated		42,772

Television — 0.0%
Sinclair Broadcast Group, Cl A	90	1,280

Total Television		1,280

Textile-Home Furnishings — 0.2%
Mohawk Industries*	100	10,079

Total Textile-Home Furnishings		10,079

37	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

June 30, 2007 (Unaudited)

Therapeutics — 0.5%
Gilead Sciences*	550	21,323
Medicines*	130	2,291
Theravance*	50	1,600
Description	Shares	Value
Therapeutics - continued
Warner Chilcott, Cl A*	70	$1,266

Total Therapeutics		26,480

Tobacco — 0.8%
Altria Group	260	18,236
Imperial Tobacco Group ADR	179	16,509
UST	146	7,842

Total Tobacco		42,587

Tools-Hand Held — 0.2%
Stanley Works	167	10,137

Total Tools-Hand Held		10,137

Transactional Software — 0.1%
Innerworkings*	139	2,227
VeriFone Holdings*	45	1,586

Total Transactional Software		3,813

Transport-Air Freight — 0.0%
ABX Air*	190	1,531

Total Transport-Air Freight		1,531

Transport-Equipment & Leasing — 0.1%
GATX	50	2,462
Genesis Lease ADR	110	3,014
Greenbrier	30	907

Total Transport-Equipment & Leasing		6,383

Transport-Marine — 0.2%
Overseas Shipholding Group	100	8,140

Total Transport-Marine		8,140

Transport-Rail — 0.5%
Burlington Northern Santa Fe	113	9,621
Canadian Pacific Railway	100	6,882
CSX	200	9,016

Total Transport-Rail		25,519

Transport-Services — 0.1%
FedEx	17	1,886
Ryder System	1	54
UTi Worldwide	90	2,411

Total Transport-Services		4,351

Veterinary Diagnostics — 0.0%
VCA Antech*	50	1,885

Total Veterinary Diagnostics		1,885

Vitamins & Nutrition Products — 0.1%
Herbalife	130	5,154

Total Vitamins & Nutrition Products		5,154

Web Hosting/Design — 0.1%
Equinix*	50	4,573

Total Web Hosting/Design		4,573

Description	Shares	Value
Web Portals/ISP — 0.5%
Google, Cl A*	55	$28,786

Total Web Portals/ISP		28,786

Wireless Equipment — 1.0%
American Tower, Cl A*	730	30,660
Nokia ADR	310	8,714
Novatel Wireless*	54	1,405
Qualcomm	320	13,885

Total Wireless Equipment		54,664

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products*	35	620

Total Wound, Burn & Skin Care		620

Total Common Stock (Cost $2,916,822)		3,142,893

Foreign Common Stock — 19.6%
Australia — 1.8%
BHP Billiton	1,347	40,245
Leighton Holdings	1,026	35,758
QBE Insurance Group	650	17,148
Tattersall's	976	3,881

Total Australia		97,032

Belgium — 0.5%
Dexia	936	29,234

Total Belgium		29,234

Canada — 0.5%
Manulife Financial	100	3,740
Methanex	1,000	24,824

Total Canada		28,564

Denmark — 0.4%
D/S Norden	364	23,451

Total Denmark		23,451

France — 1.0%
AXA	75	3,223
BNP Paribas	292	34,681
Camaieu*	40	15,088

Total France		52,992

Germany — 2.2%
Allianz SE	160	37,522
Bayerische Motoren Werke	322	20,873
Deutsche Bank	227	33,037
Norddeutsche Affinerie AG	48	2,120
ThyssenKrupp	466	27,752
United Internet AG	325	6,781

Total Germany		128,085

38	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

June 30, 2007 (Unaudited)

Hong Kong — 0.2%
China Mobile	500	5,380
Description	Shares	Value
Hong Kong - continued
Regal Hotels International Holdings	94,000	$7,938

Total Hong Kong		13,318

Indonesia — 0.3%
Bank Rakyat Indonesia	17,500	11,151
PT Astra International	2,500	4,694

Total Indonesia		15,845

Italy — 1.4%
Enel	66	709
ENI	1,009	36,580
Fiat	1,197	35,551

Total Italy		72,840

Japan — 3.2%
Alpine Electronics	300	4,601
Daiichikosho	900	9,774
Hudson Soft*	600	7,180
Kobayashi Pharmaceutical	200	6,670
Leopalace21	700	23,920
Nippon Steel	5,000	35,172
Pacific Management	1	1,846
Sumco	700	35,072
Sumitomo Pipe & Tube	2,000	15,357
Tokyo Leasing	200	2,982
Toyota Motor	500	31,532

Total Japan		174,106

Luxembourg — 0.2%
Millicom International Cellular*	100	9,164

Total Luxembourg		9,164

Malaysia — 0.3%
Genting	3,200	7,663
SP Setia	1,200	3,013
WCT Engineering	1,300	3,000

Total Malaysia		13,676

Netherlands — 0.9%
Royal Dutch Shell, Cl A	1,222	49,728

Total Netherlands		49,728

Norway — 0.5%
Tandberg	1,326	29,590

Total Norway		29,590

Philippines — 0.3%
Ayala	828	9,780
Union Bank of Philippines	2,900	3,898

Total Philippines		13,678

Russia — 0.2%
Pharmstandard*	50	3,025
Sberbank	1	3,864
Unified Energy System	2,850	3,834

Total Russia		10,723

Description	Shares	Value
Singapore — 0.4%
Jardine Cycle & Carriage	2,000	$20,546

Total Singapore		20,546

South Africa — 0.3%
Anglo Platinum	19	3,131
MTN Group	530	7,230
Truworths International	600	3,098

Total South Africa		13,459

Spain — 0.6%
Banco Bilbao Vizcava Argentaria	1,269	31,030
Banco Santander Central Hispano	173	3,180

Total Spain		34,210

Sweden — 1.3%
Beijer Alma	300	4,924
Skandinaviska Enskilda Banken, Cl A	800	25,763
Svenska Handelsbanken, Cl A	600	16,782
Volvo, Cl B	1,049	20,862

Total Sweden		68,331

Switzerland — 0.6%
Zurich Financial Services	106	32,768

Total Switzerland		32,768

United Kingdom — 2.5%
AstraZeneca	573	30,704
BHP Billiton	87	2,417
BT Group	4,902	32,622
Chaucer Holdings	156	301
CSR*	35	548
Eurocastle Investment	10	462
Game Group	3,265	10,907
J Sainsbury	302	3,530
Reckitt Benckiser	557	30,490
Royal Bank of Scotland Group	1,191	15,069

Total United Kingdom		127,050

Total Foreign Common Stock (Cost $974,323)		1,058,390

Warrants — 0.3%
Bharat Heavy Electricals, 144A Expires 05/12/08*	120	4,538
Grasim Industries, 144A Expires 05/22/09*	40	2,603
IVRCL Infrastructures & Projects, 144A Expires 11/17/08*	600	5,290
Nicholas Piramal India, 144A Expires 10/26/09*	800	5,894

Total Warrants (Cost $17,003)		18,325

39	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

June 30, 2007 (Unaudited)

Description	Face Amount/ Shares	Value
U.S. Treasury Obligations — 7.1%
U.S. Treasury Bonds 4.500%, 02/15/36	$15,000	$13,582
U.S. Treasury Notes 4.875%, 08/15/09	45,000	44,968
4.875%, 07/31/11	145,000	144,796
4.750%, 05/31/12	45,000	44,649
4.625%, 11/15/09	65,000	64,604
4.625%, 02/15/17	35,000	33,895
4.500%, 05/15/17	40,000	38,350

Total U.S. Treasury Obligations (Cost $389,032)		384,844

U.S. Government Agency Obligations — 5.1%
Federal National Mortgage Association 6.000%, 01/01/37	68,132	67,441
5.500%, 01/01/37	143,397	138,372
5.000%, 05/01/37	74,377	69,690

Total U.S. Government Agency Obligations (Cost $282,735)		275,503

Foreign Bond — 2.8%
Deutschland Republic (EUR) 4.500%, 01/04/13	111,500	150,473

Total Foreign Bond (Cost $149,113)		150,473

Corporate Bonds — 0.2%
PepsiCo 5.150%, 05/15/12	$5,000	4,939
Weatherford International 144A 5.950%, 06/15/12	5,000	5,042

Total Corporate Bonds (Cost $9,988)		9,981

INVESTMENT COMPANIES — 4.0%
Index Fund – Growth - Small Cap — 0.1%
iShares Russell 2000 Growth Index Fund	60	5,147

Total Index Fund – Growth - Small Cap		5,147

Index Fund – Value - Small Cap — 3.9%
iShares S&P Small Cap 600 Value Income Index	2,600	206,440

Total Index Fund – Value - Small Cap		206,440

Total Investment Companies (Cost $202,725)		211,587

Description	Shares	Value
Money Market Fund — 2.2%
Evergreen Select Money Market Fund, Institutional Class 5.210% (A)	119,389	$119,389

Total Money Market Fund (Cost $119,389)		119,389

Total Investments — 99.6% (Cost $5,061,130)		$5,371,385

Other Assets and Liabilities, Net — 0.4%		19,881

Net Assets — 100.0%		$5,391,266

* Non-income producing security.
(A) - The rate reported is the 7-day effective yield as of June 30, 2007.

144A — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to institutional buyers. On June 30, 2007, the value of these securities amounted to $32,172, representing 0.60% of the net assets of the Portfolio.

ADR — American Depositary Receipt
Cl — Class
EUR — Euro
GDR — Global Depositary Receipt
HMO — Health Maintenance Organization
ISP — Internet Service Provider
R&D — Research and Development
REITs — Real Estate Investment Trusts
S&L — Savings and Loan
Ser — Series

40	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

June 30, 2007 (Unaudited)

As of June 30, 2007, the Portfolio had the following forward foreign currency contracts outstanding:
Settlement		Currency to Deliver		Currency to Receive	Unrealized
Date					Depreciation
09/12/07	EUR	(116,642)	USD	157,006	$ (1,243)
				TOTAL	$ (1,243)
EUR — Euro
USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

41	OLD MUTUAL ADVISOR FUNDS / Semi-annual Report / June 30, 2007

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2007 *(Unaudited)*

	Old Mutual VA Asset Allocation Conservative Portfolio	Old Mutual VA Asset Allocation Balanced Portfolio	Old Mutual VA Asset Allocation Moderate Growth Portfolio
Assets:			
Investment Securities, at cost	$ 5,069,439	$ 5,059,981	$ 5,061,130
Investment Securities, at value	$ 5,156,471	$ 5,286,970	$ 5,371,385
Cash	3,904	9,569	12,277
Receivable from Dividends and Interest	41,921	26,293	15,300
Deferred Offering Costs	26,764	26,761	26,764
Receivable for Investments Sold	24,006	57,031	65,800
Receivable from Investment Advisor	13,090	18,239	19,007
Foreign Currency, at value (Cost $1,734, $5,614, and $9,708, respectively)	1,753	5,667	9,804
Other Assets	194	386	571
Total Assets	5,268,103	5,430,916	5,520,908
Liabilities:			
Payable for Investments Purchased	23,976	52,494	64,561
Payable for Management Fees	3,616	3,933	3,995
Unrealized Loss on Forward Foreign Currency Contracts	3,345	1,973	1,243
Payable for Administration Fees	425	437	444
Payable for Trustees' Fees	209	211	212
Payable for Distribution Fees	2	1	1
Accrued Expenses	60,190	58,486	59,186
Total Liabilities	91,763	117,535	129,642
Net Assets	**$ 5,176,340**	**$ 5,313,381**	**$ 5,391,266**
Net Assets:			
Paid-in Capital ($0.001 par value, unlimited authorization)	$ 5,003,192	$ 5,003,192	$ 5,003,191
Undistributed Net Investment Income	79,177	58,710	46,268
Accumulated Net Realized Gain on Investments and Foreign Currenct Transactions	10,101	26,289	32,610
Net Unrealized Appreciation on Investments, Forward Currency Contracts and other assets and liabilities denominated in foreign currency	83,870	225,190	309,197
Net Assets	**$ 5,176,340**	**$ 5,313,381**	**$ 5,391,266**
Net Assets - Initial Class	$ 5,069,865	$ 5,204,117	$ 5,280,417
Net Assets - Service Class	106,475	109,264	110,849
Outstanding shares of beneficial interest - Initial Class	490,010	490,010	490,010
Outstanding shares of beneficial interest - Service Class	10,304	10,301	10,299
Net Asset Value, Offering and Redemption Price Per Share - Initial Class:	**$ 10.35**	**$ 10.62**	**$ 10.78**
Net Asset Value, Offering and Redemption Price Per Share - Service Class:	**$ 10.33**	**$ 10.61**	**$ 10.76**

42.

STATEMENTS OF CHANGES IN NET ASSETS

	Old Mutual VA Asset Allocation Conservative Portfolio		Old Mutual VA Asset Allocation Balanced Portfolio		Old Mutual VA Asset Allocation Moderate Growth Portfolio	
	1/1/07 to 6/30/2007	12/29/06* to 12/31/2006	1/1/07 to 6/30/2007	12/29/06* to 12/31/2006	1/1/07 to 6/30/2007	12/29/06* to 12/31/2006
Investment Activities:						
Net Investment Income	$ 79,177	$ -	$ 58,710	$ -	$ 46,268	$ -
Net Realized Gain from Investments and Foreign Currency Contracts	10,101	-	26,289	-	32,610	-
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	83,870	-	225,190	-	309,197	-
Net Increase in Net Assets Resulting from Operations	173,148	-	310,189	-	388,075	-
Capital Share Transactions:						
Initial Class						
Shares Issued	-	4,900,100	-	4,900,100	-	4,900,100
Shares Redeemed	-	-	-	-	-	-
Total Initial Class Capital Share Transactions	-	4,900,100	-	4,900,100	-	4,900,100
Service Class						
Shares Issued	3,000	100,100	3,000	100,100	3,000	100,100
Shares Redeemed	(8)	-	(8)	-	(9)	-
Total Service Class Capital Share Transactions	2,992	100,100	2,992	100,100	2,991	100,100
Increase in Net Assets Derived from Capital Share Transactions	2,992	5,000,200	2,992	5,000,200	2,991	5,000,200
Total Increase in Net Assets	176,140	5,000,200	313,181	5,000,200	391,066	5,000,200
Net Assets:						
Beginning of Period	5,000,200	-	5,000,200	-	5,000,200	-
End of Period	$5,176,340	$5,000,200	$5,313,381	$5,000,200	$5,391,266	$5,000,200
Undistributed Net Investment Income - End of period	$ 79,177	$ -	$ 58,710	$ -	$ 46,268	$ -
Shares Issued:						
Initial Class						
Shares Issued	-	490,010	-	490,010	-	490,010
Shares Redeemed	-	-	-	-	-	-
Total Initial Class Share Transactions	-	490,010	-	490,010	-	490,010
Service Class						
Shares Issued	295	10,010	292	10,010	290	10,010
Shares Redeemed	(1)	-	(1)	-	(1)	-
Total Service Class Share Transactions	294	10,010	291	10,010	289	10,010
Net Increase in Shares Outstanding	294	500,020	291	500,020	289	500,020

* Portfolios commenced operations on December 29, 2006.
Amounts designated as "—" are $0.

44.

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2007 (UNAUDITED)

1.	Organization

Old Mutual Advisor Funds (the “Trust”), a Delaware statutory trust effective May 27, 2004, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently offers thirteen series portfolios, three of which are covered by this Semi-Annual Report: the Old Mutual VA Asset Allocation Conservative Portfolio, the Old Mutual VA Asset Allocation Balanced Portfolio and the Old Mutual VA Asset Allocation Moderate Growth Portfolio (each a “Portfolio”, and collectively the “Portfolios”). The Portfolios commenced operations on December 29, 2006. The Trust’s other series portfolios, whose financial statements are presented separately, are the Old Mutual Asset Allocation Conservative Portfolio, the Old Mutual Asset Allocation Balanced Portfolio, the Old Mutual Asset Allocation Moderate Growth Portfolio, the Old Mutual Asset Allocation Growth Portfolio, the Old Mutual Analytic Defensive Equity Fund, the Old Mutual Analytic Global Defensive Equity Fund, the Old Mutual Clay Finlay China Fund, the Old Mutual Clay Finlay Emerging Markets Fund, the Old Mutual International Equity Fund and the Old Mutual Copper Rock Emerging Growth Fund. In addition, the Trust has registered three other portfolios, the Old Mutual VA Asset Allocation Growth Portfolio, the Old Mutual VA Analytic Defensive Equity Portfolio and the Old Mutual VA Analytic Global Defensive Equity Portfolio; however, those portfolios are not currently offered.

Shareholders may purchase shares of the Portfolios through two separate classes, the Initial Class and Service Class shares. All classes have equal rights as to earnings, assets and voting privileges, except that each class may have different distribution costs, dividends and shareholder services costs and each class has exclusive voting rights with respect to its distribution plan. Except for these differences, each share class of each Portfolio represents an equal proportionate interest in that Portfolio. Each Portfolio is classified as a diversified management investment company. The Portfolios’ prospectuses provide a description of each Portfolio’s investment objective, policies and investment strategies. Each Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by life insurance companies.

In the normal course of business, the Portfolios may enter into various agreements that provide for general indemnifications. Each Portfolio’s maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against each Portfolio. However, based on experience, the Portfolios expect the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Portfolios.

Use of Estimates in the Preparation of Financial Statements — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of a Portfolio, including securities sold short, that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) each day that the NYSE is open. Investment securities of a

46

Portfolio that are quoted on a national market system are valued at the official closing price provided by NASDAQ, or if there is none, at the last sales price. The Portfolios use pricing services to report the market value of securities in the Portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, securities are valued in accordance with Fair Value Procedures established by the Board of Trustees of the Trust (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to Fair Valued Securities for purposes of calculating a Portfolio’s net asset value (“NAV”). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere are valued based upon quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board believes accurately reflects fair value.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Portfolio’s investment advisor, Old Mutual Capital, Inc. (the ”Advisor”) determines that use of another fair valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Portfolios calculate the NAVs.

Valuation of Options and Futures — Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Security Transactions and Investment Income — Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income, dividends on securities sold short and distributions to shareholders are recognized on the ex-dividend date; interest income and expense is recognized on the accrual basis and includes amortization of premiums and accretion of discounts on investments, if applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods, if applicable.

47

Dividends and Distributions — Dividends from net investment income for the Portfolios are declared at least annually, if available. Distributions of net realized capital gains, for each Portfolio, are generally made to shareholders annually, if available.

Foreign Withholding Taxes — The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Portfolios accrue such taxes when the related income is earned.

Forward Foreign Currency Contracts — The Portfolios may enter into forward foreign currency contracts as hedges against specific transactions, portfolio positions or anticipated portfolio positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded accordingly. The Portfolios realize gains and losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Portfolios could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Schedule of Investments.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Tri-Party Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Board requires that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

TBA Purchase Commitments — The Portfolios may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of each Portfolio’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Mortgage Dollar Rolls — The Portfolios may enter into mortgage dollar rolls (principally using TBAs) in which each Portfolio sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed date. Each Portfolio accounts for such dollar rolls under the purchases and sales method and receives compensation as consideration for entering into the commitment to repurchase. Each Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that each Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

48

The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.

Foreign Currency Translation — The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are converted into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Portfolios do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The Portfolios report gains and losses on foreign currency related transactions as components of realized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

Futures Contracts — The Portfolios may utilize futures contracts primarily to hedge against changes in security prices. Upon entering into a futures contract, the Portfolios will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolios each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Portfolios could lose more than the original margin deposit required to initiate the futures transaction.

Options — The Portfolios may write or purchase financial options contracts primarily to hedge against changes in security prices, or securities that the Portfolios intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolios write or purchase an option, an amount equal to the premium received or paid by the Portfolios is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolios on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolios have realized a gain or a loss on investment transactions. The Portfolios, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option.

Collateralized Mortgage Obligations (CMOs) — CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest

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monthly and have a more focused range of principal payment dates than pass-through securities. While CMOs may be collateralized by whole mortgage loans, CMOs are more typically collateralized by mortgage-backed securities guaranteed by Government National Mortgage Association, Federal Home Loan Mortgage Corporation or Federal National Mortgage Association

and their income streams.

A Real Estate Mortgage Investment Conduit (REMIC) is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a “tranche,” is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

Offering Costs — All offering costs incurred with the start up of the Portfolios are being amortized on a straight line basis over a period of twelve months from commencement of operations. As of June 30, 2007, the Portfolios each had offering costs remaining to be amortized of approximately $27,000.

Other — Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as distribution fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day. The Portfolios have an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. The transfer agent expenses shown in the Statements of Operations are in total and do not reflect the expense reductions, if any, which are shown separately.

3.	Investment Advisory Fees, Administrative Fees and Other Transactions with Affiliates

Investment Advisor — Old Mutual Capital, Inc. is an indirect, wholly owned subsidiary of Old Mutual (US) Holdings Inc. (“OMUSH”), which is a direct, wholly owned subsidiary of OM Group (UK), which is a direct, wholly owned subsidiary of Old Mutual plc., a London-Exchange listed international financial services firm. The Portfolios and the Advisor are parties to an Investment Advisory Agreement (the “Advisory Agreement”), under which the Advisor is paid a monthly fee that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Portfolio, as follows:

Management Fee	Asset Level
Old Mutual VA Asset Allocation Conservative Portfolio	0.850%	Less than $1 billion
0.825%	Between $1 billion – $2 billion
0.800%	Between $2 billion – $3 billion
0.775%	Greater than $3 billion

Old Mutual VA Asset Allocation Balanced Portfolio	0.900%	Less than $1 billion
0.875%	Between $1 billion – $2 billion
0.850%	Between $2 billion – $3 billion
0.825%	Greater than $3 billion

Old Mutual VA Asset Allocation Moderate Growth Portfolio	0.900%	Less than $1 billion
0.875%	Between $1 billion – $2 billion
0.850%	Between $2 billion – $3 billion
0.825%	Greater than $3 billion

OMCAP owns 100% of the outstanding shares of the Portfolios as of June 30, 2007.

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Expense Limitation Agreement – In the interest of limiting expenses of the Portfolios, the Advisor has entered into an Expense Limitation Agreement (“Expense Limitation Agreement”) pursuant to which the Advisor has agreed, in writing, to waive or limit its fees and to assume other expenses of the Portfolios through December 31, 2007, to the extent necessary to limit the total annual expenses to a specified percentage of the Portfolios’ average daily net assets as follows:

Class	Limit
Old Mutual VA Asset Allocation Conservative Portfolio	Initial Class	1.00%
Service Class	1.25%

Old Mutual VA Asset Allocation Balanced Portfolio	Initial Class	1.05%
Service Class	1.30%

Old Mutual VA Asset Allocation Moderate Growth Portfolio	Initial Class	1.05%
Service Class	1.30%

Reimbursement by the Portfolios of the advisory fees waived and other expenses paid by the Advisor pursuant to the applicable Expense Limitation Agreement may be made at a later date when a Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of the Portfolio to exceed the expense limitation. The Portfolios will make no such payment, however, if the total Portfolio operating expenses exceed the expense limits in effect at the time the expenses were reimbursed. Moreover, in accordance with the terms of the Expense Limitation Agreement, whereby, to the extent that the Advisor reimburses advisory fees or absorbs operating expenses of a Portfolio, the Advisor may seek payment of such amounts within three fiscal years after the fiscal year in which fees were reimbursed or absorbed.

At June 30, 2007, the Advisor may seek reimbursement of previously waived and reimbursed fees (expiring December 31, 2010) as follows:

Old Mutual VA Asset Allocation Conservative Portfolio	$86,402
Old Mutual VA Asset Allocation Balanced Portfolio	$91,740
Old Mutual VA Asset Allocation Moderate Growth Portfolio	$92,569

Sub-Advisory Agreements — The Trust, on behalf of the Portfolios, and the Advisor have entered into a sub-advisory agreement (the “Ibbotson Sub-Advisory Agreement”) with Ibbotson Associates Advisors, LLC (“Ibbotson”). Ibbotson is a wholly owned subsidiary of Ibbotson Associates, Inc., which is a wholly owned subsidiary of Morningstar, Inc. For the services provided and expenses incurred pursuant to the Ibbotson Sub-Advisory Agreement, Ibbotson is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of each of the Portfolios, which is computed and paid monthly at an annual rate equal to the greater of (i) 0.08% for average daily net assets up to $250 million, 0.07% for average daily net assets from $250 million to $500 million, 0.06% for average daily net assets from $500 million to $750 million, 0.05% for average daily net assets from $750 million to $1 billion, 0.04% for average daily net assets from $1 billion to $2 billion, and 0.03% for average daily net assets over $2 billion, or (ii) a minimum annual fee of $100,000.

The Trust, on behalf of the Portfolios, and the Advisor have entered into a sub-advisory agreement (the “Acadian Sub-Advisory Agreement”) with Acadian Asset Management, Inc. (“Acadian”). Acadian is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Acadian Sub-Advisory Agreement, Acadian is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Portfolios managed by Acadian, which is computed and paid monthly at an annual rate of 0.45%.

The Trust, on behalf of the Portfolios, and the Advisor have entered into a sub-advisory agreement (the “Analytic Sub-Advisory Agreement”) with Analytic Investors, Inc. (“Analytic”). Analytic is a wholly owned subsidiary of OMUSH. For the services provided and expenses

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incurred pursuant to the Analytic Sub-Advisory Agreement, Analytic is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Portfolios managed by Analytic, which is computed and paid monthly at an annual rate of 0.35%.

The Trust, on behalf of the Portfolios, and the Advisor have entered into a sub-advisory agreement (the “BHMS Sub-Advisory Agreement”) with Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow Hanley”). Barrow Hanley is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the BHMS Sub-Advisory Agreement, Barrow Hanley is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Portfolios managed by Barrow Hanley, which is computed and paid monthly at an annual rate of 0.15% for the U.S. Intermediate Fixed Income mandate, 0.15% for the U.S. Core Fixed Income mandate, 0.35% for the U.S. Large Cap Value mandate, 0.45% for the U.S. Mid Cap Value mandate and 0.50% for the U.S. Small Cap Value mandate.

The Trust, on behalf of the Portfolios, and the Advisor have entered into a sub-advisory agreement (the “Clay Finlay Sub-Advisory Agreement”) with Clay Finlay Inc. (“Clay Finlay”). Clay Finlay is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Clay Finlay Sub-Advisory Agreement, Clay Finlay is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the managed by Clay Finlay, which is computed and paid monthly at an annual rate of 0.45% for the International Large Cap Equity mandate and 0.50% for the Emerging Markets Equity mandate.

The Trust, on behalf of the Portfolios, and the Advisor have entered into a sub-advisory agreement (“the Copper Rock Sub-Advisory Agreement”) with Copper Rock Capital Partners, LLC (“Copper Rock”). OMUSH owns 60% of the limited liability company interests of Copper Rock. For the services provided and expenses incurred pursuant to the Copper Rock Sub-Advisory Agreement, Copper Rock is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Portfolios managed by Copper Rock, which is computed and paid monthly at an annual rate of 0.55%.

The Trust, on behalf of the Portfolios, and the Advisor have entered into a sub-advisory agreement (the “Dwight Sub-Advisory Agreement”) with Dwight Asset Management Company (“Dwight”). Dwight is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Dwight Sub-Advisory Agreement, Dwight is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Portfolios managed by Dwight, which is computed and paid monthly at an annual rate of 0.10% for the Cash Management mandate, 0.15% for the U.S. Intermediate Fixed Income mandate, 0.15% for the U.S. Core Fixed Income mandate and 0.25% for the U.S. High Yield Fixed Income mandate.

The Trust, on behalf of the Portfolios, and the Advisor have entered into a sub-advisory agreement, (the “Heitman Sub-Advisory Agreement”) with Heitman Real Estate Securities LLC (“Heitman”). Heitman is a wholly owned subsidiary of Heitman LLC, a Delaware limited liability company owned 50% by Heitman senior executives and 50% by Old Mutual (HFL) Inc., a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Heitman Sub-Advisory Agreement, Heitman is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of each Portfolio’s average daily net assets so managed, which is computed and paid monthly at an annual rate of 0.40%.

The Trust, on behalf of the Portfolios, and the Advisor have entered into a sub-advisory agreement (the “LRC Sub-Advisory Agreement”) with Liberty Ridge Capital, Inc. (“Liberty Ridge”). Liberty Ridge is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the LRC Sub-Advisory Agreement, Liberty Ridge is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Portfolios managed by Liberty Ridge, which is computed and paid monthly at an annual rate of

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0.35% for the U.S. Large Cap Growth mandate, 0.35% for the U.S. Large Cap Blend mandate, 0.40% for the All Cap Blend mandate, 0.45% for the U.S. Mid Cap Equity mandate, 0.45% for the U.S. Mid Cap Growth mandate, 0.50% for the U.S. Small Cap Growth mandate and 0.50% for the U.S. Small Cap Blend mandate.

The Trust, on behalf of the Portfolios, and the Advisor have entered into a sub-advisory agreement (the “Provident Sub-Advisory Agreement”) with Provident Investment Counsel, Inc. (“Provident”). Provident is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Provident Sub-Advisory Agreement, Provident is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Portfolios managed by Provident, which is computed and paid monthly at an annual rate of 0.35% for the U.S. Large Cap Growth mandate and 0.45% for the U.S. Mid Cap Growth mandate.

The Trust, on behalf of the Portfolios, and the Advisor have entered into a sub-advisory agreement (the “Rogge Sub-Advisory Agreement”) with Rogge Global Partners PLC (“Rogge”). Rogge is a majority owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Rogge Sub-Advisory Agreement for the Portfolios, Rogge is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Portfolios managed by Rogge, which is computed and paid monthly at an annual rate of 0.25%.

The Trust, on behalf of the Portfolios, and the Advisor have entered into a sub-advisory agreement (the “THB Sub-Advisory Agreement”) with Thomson Horstmann & Bryant, Inc. (“THB”). THB is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the THB Sub-Advisory Agreement, THB is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Portfolios managed by THB, which is computed and paid monthly at an annual rate of 0.60% for the Small Cap Value mandate and 0.50% for the Mid Cap Value mandate.

The Trust, on behalf of the Portfolios, and the Advisor have entered into a sub-advisory agreement (the “TS&W Sub-Advisory Agreement”) with Thompson, Siegel & Walmsley, LLC (“TS&W”). TS&W is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the TS&W Sub-Advisory Agreement, TS&W is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Portfolios managed by TS&W, which is computed and paid monthly at an annual rate of 0.35% for the U.S. Large Cap Value mandate, 0.40% for the U.S. All Cap Value mandate, 0.45% for the U.S. Mid Cap Value mandate, 0.475% for the U.S. Small/Mid Cap Value mandate and 0.50% for the U.S. Small Cap Value mandate.

Each Sub-Advisory Agreement obligates the Sub-Advisor, other than Ibbotson, to: (i) manage the investment operations of the assets managed by the sub-advisor and the composition of the investment portfolio comprising such assets, including the purchase, retention and disposition thereof in accordance with the Portfolio’s investment objective, policies and limitations; (ii) provide supervision of the assets managed by the sub-advisor and to determine from time to time what investment and securities will be purchased, retained or sold on behalf of the Portfolio and what portion of the assets managed by the sub-advisor will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold on behalf of the Portfolio in connection with such assets and to place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Prospectus or as the Board or the Advisor may direct from time to time, in conformity with federal securities laws. The Ibbotson Sub-Advisory Agreement obligates Ibbotson to: (i) serve as the strategic asset allocation consultant and sub-advisor to the Advisor for investment model creation and maintenance of each Portfolio, consistent with the selection of sub-advisors, based upon Ibbotson’s recommendations related to appropriate market sectors and investment strategies; (ii) recommend a continuous investment allocation program for each Portfolio in accordance with each Portfolio’s respective investment

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objectives, policies and restrictions as stated in such Portfolio’s prospectus; and (iii) monitor and make recommendations to the Advisor regarding possible changes to the sub-advisors and their investment strategies.

Administrative Services Agreement — The Trust and Old Mutual Fund Services (the “Administrator”), a wholly owned subsidiary of the Advisor, entered into the Administrative Services Agreement (the “Administrative Agreement”), pursuant to which the Administrator oversees the administration of the Trust’s and each Portfolio’s business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. The Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, as follows:

Average Daily	Annual Fee
Net Assets	Rate
$0 to $500 million	0.10%
> $500 million to $1 billion	0.09%
> $1 billion up to $1.5 billion	0.08%
> $1.5 billion	0.07%

The Administrative Agreement provides that the Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement will continue in effect unless terminated by either party upon not less than 90 days’ prior written notice to the other party.

The Administrator and SEI Investments Global Funds Services (the “Sub-Administrator”) entered into a Sub-Administrative Services Agreement (the “Sub-Administrative Agreement”), pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Trust. SEI Investments Management Corporation (“SEI Investments”), which is a wholly owned subsidiary of SEI Investments Company, owns all beneficial interest in the Sub-Administrator. Under the Sub-Administrative Agreement, the Administrator pays the Sub-Administrator fees at an annual rate calculated as follows: the greater sum (higher value) which results from making the following calculations (A) a fee based on the average daily net assets of the Trust, the Old Mutual Advisor Funds II and the Old Mutual Insurance Series Fund of: (i) 0.0165% of the first $10 billion, plus (ii) 0.0125% of the next $10 billion, plus (iii) 0.010% of the excess over $20 billion and (B) a fee based on the aggregate number of Portfolios of the Trust, Old Mutual Advisor Funds II and Old Mutual Insurance Series Fund calculated at the sum of between $50,000 and $60,000 per Portfolio, depending on the total number of portfolios. The Sub-Administrative Agreement provides that the Sub-Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Sub-Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. Pursuant to the provisions of the Sub-Administrative Agreement, written notice has been provided to the Sub-Administrator of the intent to terminate the Sub-Administrative Agreement, effective as of November 2, 2007.

Distribution Agreement — Old Mutual Investment Partners (the “Distributor”), a wholly owned subsidiary of OMUSH, and the Trust are parties to a distribution agreement (the “Distribution Agreement”), pursuant to which the Distributor serves as principal underwriter for the Trust’s shares. The Distributor receives no compensation for servicing in such capacity, except as provided in separate Distribution and Service Plans.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not “interested persons” (as defined in the 1940 Act) and have no financial interest in the Distribution Agreement or by a

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majority vote of the outstanding securities of the Trust upon not more than 60 days written notice by either party or upon assignment by the Distributor.

The Trust has adopted a Distribution Plan for Service Class Shares pursuant to Rule 12b-1 under the 1940 Act to enable the Service Class Shares of each Portfolio to directly and indirectly bear certain expenses relating to the distribution of such shares. The Distribution Plan is a compensation plan, which means that it compensates the Distributor or third-party broker-dealer or other financial intermediary regardless of the expenses actually incurred by such persons.

Pursuant to the Distribution Plan for Service Class Shares, the Trust will pay to the Distributor a monthly fee at an annual aggregate rate not to exceed 0.25% of the average net asset value of the Service Class Shares, which is to compensate the Distributor for services provided and expenses incurred by it in connection with the offering and sale of Service Class Shares, which may include, without limitation, the payment by the Distributor to investment dealers of commissions on the sale of Service Class Shares, as set forth in the then current Prospectus or Statement of Additional Information with respect to Service Class Shares and interest and other financing costs. The amount of such payments shall be determined by the Trust’s disinterested Trustees from time to time.

The Distributor will prepare and deliver written reports to the Board on a regular basis (at least quarterly) setting forth the payments made pursuant to the Distribution Plan, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board may from time to time reasonably request.

Except to the extent that the Administrator, Sub-Administrator, Advisor, or Sub-Advisors may benefit through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an “interested person” (as defined in the 1940 Act) of the Trust had a direct or indirect financial interest in the operation of the Distribution Plan or any related agreement.

Of the distribution fees the Distributor received for the six-month period ended June 30, 2007, it retained the following:

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Portfolios. From time to time, the Portfolios may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Portfolios to persons who beneficially own interests in the Portfolios.

U.S. Bank, N.A. serves as the custodian for the Portfolios. Pursuant to the provisions of the Mutual Fund Custody Agreement (the “Custody Agreement”) with U.S. Bank, N.A., the Trust has provided written notice U.S. Bank, N.A. of its intention to terminate the Custody Agreement, effective as of November 2, 2007.

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Officers and Trustees of the Portfolios who are or were officers of the Advisor, Administrator, Sub-Administrator and the Distributor received no compensation from the Portfolios.

4.	Interfund Lending

Pursuant to resolutions adopted by the Boards of Trustees of each of Old Mutual Advisor Funds, Old Mutual Advisor Funds II and Old Mutual Insurance Series Fund (together, the “Trusts”), on behalf of each series portfolio of the Trusts (for purposes of this Note 4, the “Funds”), each of the Portfolios may lend an amount up to its prospectus-defined limitations to other Funds. All such lending shall be conducted pursuant to the exemptive order granted by the Securities and Exchange Commission on August 12, 2003 to the Trusts.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the Lending Portfolios from investments in overnight repurchase agreements) and the bank loan rate (Federal Funds Rate plus 50 basis points). None of the Portfolios may borrow more than 10% of their net assets.

The Portfolios had no outstanding borrowings or loans related to interfund lending at any time during the six-month period ended June 30, 2007.

5.	Investment Transactions

The cost of securities purchased and the proceeds from securities sold and matured, other than short-term investments, for the Portfolios, for the six-month period ended June 30, 2007 were as follows:

6.	Foreign Holdings Risk

Each Portfolio may invest in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Portfolio’s shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

7.	Federal Tax Information

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Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

The Federal tax cost, aggregate gross unrealized appreciation and depreciation of investments held by each Portfolio at June 30, 2007 were as follows:

8.	New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Based on its analysis, the Advisor has determined that the adoption of FIN 48 did not have a material impact to the Portfolio’s financial statements upon adoption. However, the Advisor’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Portfolio’s do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

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PROXY VOTING AND PORTFOLIO HOLDINGS (Unaudited)

Proxy Voting

A description of the guidelines that the Trust uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 888.772.2888 toll-free; (ii) on the Trust’s website at oldmutualfunds.com; and (iii) on the SEC’s website at http://www.sec.gov.

Information about how the Portfolios voted proxies relating to portfolio securities for the 12-month period ended June 30, 2007 will be available on the Trust’s website at oldmutualfunds.com and on the SEC’s website at http://www.sec.gov.

Portfolio Holdings

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330 toll-free.

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Six Month Hypothetical Expense Example — June 30, 2007

Example. As a shareholder of a Portfolio you may pay two types of fees: transaction fees and fund-related fees. Transaction fees may include transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees. Portfolio-related fees may include ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders and affect your investment return.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2007.

Actual Expenses. The first line for each share class in the following table provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. The Example does not include portfolio trading commissions and related trading expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each share class under the heading entitled “Expenses Paid During Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line for each share class in the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

59.

Item 2.	Code of Ethics.

Not applicable to semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes have been made to the procedures by which shareholders may recommend nominees to the board, where those changes were implemented after Old Mutual Advisor Funds (the “registrant”) last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item 10.

Item 11.	Controls and Procedures.

(a)

Based on an evaluation of the Disclosure Controls and Procedures of the registrant as of a date within 90 days of the filing date of this report, the registrant’s PEO and PFO, or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

During the quarter ended June 30, 2007, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1)	Not applicable to semiannual reports.

(a)(2)	Attached hereto as Exhibit EX-99.CERT.

(a)(3)	Not applicable.

(b)	Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL ADVISOR FUNDS

By: /s/ Julian F. Sluyters

Julian F. Sluyters, President

Date: August 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Julian F. Sluyters

Julian F. Sluyters, Principal Executive Officer

Date: August 10, 2007

By: /s/ Robert T. Kelly

Robert T. Kelly, Principal Financial Officer

Date: August 10, 2007